UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-2105

Fidelity Salem Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210
 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210
(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	September 30, 2015

Item 1.

Reports to Stockholders

Fidelity® Strategic Real Return Fund Class I (formerly Institutional Class) Annual Report September 30, 2015 Class I is a class of Fidelity® Strategic Real Return Fund

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. ©2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year.

The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred.

How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended September 30, 2015	Past 1 year	Past 5 years	Past 10 years
Class I	(5.80)%	1.94%	2.34%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Strategic Real Return Fund - Class I on September 30, 2005.

The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L) performed over the same period.

Period Ending Values
$12,604	Fidelity Advisor® Strategic Real Return Fund - Class I
$14,814	Barclays® U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L)

Management's Discussion of Fund Performance

Market Recap:  For the 12 months ending September 30, 2015, the Fidelity Strategic Real Return Composite Index℠ posted a return of -5.07%. Growing concerns over the declining value of emerging-market currencies, sluggish global demand for goods and services, and a sell-off in commodities made higher-quality asset classes relatively more-attractive. Among the asset classes that make up the Composite index, commodities underperformed by a wide margin. Accordingly, the Bloomberg Commodity Index Total Return℠ returned -25.99%. As commodity prices and stocks declined during the quarter, so did investors' outlook for inflation, weighing on the performance of Treasury Inflation-Protected Securities. This asset class returned -0.83% for the year, as measured by the Barclays® U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L). By contrast, real estate investment trusts (REITs) and real estate debt, as represented by the Dow Jones U.S. Select Real Estate Securities Index℠ and The BofA Merrill Lynch US Real Estate Index℠, turned in strong results during the year, advancing 11.75% and 3.35%, respectively. Floating-rate bank loans also gained, albeit to a lesser extent, with the S&P®/LSTA Leveraged Performing Loan Index rising 1.88%.

Comments from Lead Co-Portfolio Manager Joanna Bewick:  For the year, the fund’s share classes (excluding sales charges, if applicable) underperformed the benchmark Fidelity Strategic Real Return Composite Index℠. In aggregate, fund allocation benefited results versus the Composite index. Underweighting the weak commodities asset class, along with overweightings in floating-rate and real estate debt, were the biggest positives. Security selection within the fund’s five subportfolios had a net negative effect on relative results. Specifically, security selection within the fund’s floating-rate debt subportfolio hurt most. The subportfolio underperformed its benchmark, mainly due to an overweighting in the weak-performing oil & gas group, along with positioning in nonferrous metals/minerals.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

The information in the Quality Diversification and Asset Allocation tables is based on the combined investments of the Fund and its pro-rata share of investments of each Fidelity Central Fund other than the Commodity Strategy and Money Market Central Funds.

Holdings Distribution (% of fund's net assets)

As of September 30, 2015
Commodity Related Investments*	23.9%
Inflation-Protected Investments	26.9%
Floating Rate High Yield**	26.8%
Real Estate Related Investments	21.1%
Cash & Cash Equivalents	1.2%

As of March 31, 2015
Commodity Related Investments*	23.0%
Inflation-Protected Investments	26.6%
Floating Rate High Yield**	26.9%
Real Estate Related Investments	22.4%
Cash & Cash Equivalents	0.9%

* Represents investment in Fidelity® Commodity Strategy Central Fund

** Represents investment in Fidelity® Floating Rate High Income Central Fund

Quality Diversification (% of fund's net assets)

As of September 30, 2015
U.S. Government and U.S. Government Agency Obligations	26.9%
AA	0.3%
A	0.2%
BBB	1.6%
BB and Below	27.5%
Not Rated	1.8%
Equities*	39.6%
Short-Term Investments and Net Other Assets	2.1%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 23.9%

As of March 31, 2015
U.S. Government and U.S. Government Agency Obligations	26.6%
AA	0.2%
A	0.3%
BBB	1.9%
BB and Below	25.9%
Not Rated	1.6%
Equities*	40.3%
Short-Term Investments and Net Other Assets	3.2%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 23.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of September 30, 2015 *,**
Stocks	15.7%
U.S. Government and U.S. Government Agency Obligations	26.9%
Corporate Bonds	2.5%
Asset-Backed Securities	0.8%
Bank Loan Obligations	26.3%
CMOs and Other Mortgage Related Securities	1.8%
Other Investments***	23.9%
Short-Term Investments and Net Other Assets (Liabilities)	2.1%

 * Foreign investments - 3.1%

 ** U.S. Treasury Inflation-Indexed Securities - 26.9%

 *** Includes investment in Fidelity® Commodity Strategy Central Fund of 23.9%

As of March 31, 2015*,**
Stocks	17.3%
U.S. Government and U.S. Government Agency Obligations	26.6%
Corporate Bonds	2.3%
Asset-Backed Securities	0.7%
Bank Loan Obligations	25.2%
CMOs and Other Mortgage Related Securities	1.7%
Other Investments***	23.0%
Short-Term Investments and Net Other Assets (Liabilities)	3.2%

 * Foreign investments - 3.6%

 ** U.S. Treasury Inflation-Indexed Securities - 26.6%

 *** Includes investment in Fidelity® Commodity Strategy Central Fund of 23.0%

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Investments September 30, 2015

Showing Percentage of Net Assets

Corporate Bonds - 2.1%
		Principal Amount(a)	Value
Convertible Bonds - 0.4%
FINANCIALS - 0.4%
Diversified Financial Services - 0.1%
RWT Holdings, Inc. 5.625% 11/15/19 (b)		$690,000	$647,255
Real Estate Investment Trusts - 0.2%
Apollo Commercial Real Estate Finance, Inc. 5.5% 3/15/19		220,000	215,463
RAIT Financial Trust 4% 10/1/33		1,240,000	1,032,300
Redwood Trust, Inc. 4.625% 4/15/18		350,000	335,781
Resource Capital Corp.:
6% 12/1/18		120,000	109,800
8% 1/15/20		360,000	336,784
Spirit Realty Capital, Inc. 3.75% 5/15/21		100,000	91,250
Starwood Property Trust, Inc. 3.75% 10/15/17		120,000	119,025
Starwood Waypoint Residential 4.5% 10/15/17 (b)		70,000	70,306
			2,310,709
Thrifts & Mortgage Finance - 0.1%
IAS Operating Partnership LP 5% 3/15/18 (b)		990,000	935,550
TOTAL FINANCIALS			3,893,514
Nonconvertible Bonds - 1.7%
CONSUMER DISCRETIONARY - 0.6%
Hotels, Restaurants & Leisure - 0.1%
Times Square Hotel Trust 8.528% 8/1/26 (b)		523,996	642,238
Household Durables - 0.5%
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co. 6.875% 2/15/21 (b)		255,000	234,600
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (b)		180,000	171,450
Calatlantic Group, Inc.:
5.875% 11/15/24		120,000	123,000
8.375% 5/15/18		1,403,000	1,578,375
10.75% 9/15/16		176,000	189,200
D.R. Horton, Inc. 6.5% 4/15/16		189,000	192,544
KB Home:
8% 3/15/20		140,000	148,400
9.1% 9/15/17		205,000	224,475
Lennar Corp. 4.125% 12/1/18		260,000	263,250
M/I Homes, Inc. 8.625% 11/15/18		1,181,000	1,210,525
Meritage Homes Corp. 7% 4/1/22		470,000	507,013
Ryland Group, Inc. 8.4% 5/15/17		129,000	139,965
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.875% 4/15/23 (b)		140,000	140,000
William Lyon Homes, Inc. 8.5% 11/15/20		280,000	300,300
			5,423,097
Media - 0.0%
Outfront Media Capital LLC / Corp. 5.625% 2/15/24 (b)		45,000	45,619
TOTAL CONSUMER DISCRETIONARY			6,110,954
FINANCIALS - 1.1%
Real Estate Investment Trusts - 0.7%
ARC Properties Operating Partnership LP 4.6% 2/6/24		55,000	52,800
Commercial Net Lease Realty, Inc. 6.15% 12/15/15		214,000	216,150
CTR Partnership LP/CareTrust Capital Corp. 5.875% 6/1/21		105,000	107,100
DDR Corp.:
7.5% 7/15/18		563,000	644,125
9.625% 3/15/16		526,000	544,581
DuPont Fabros Technology LP 5.875% 9/15/21		300,000	307,500
Equity One, Inc.:
6% 9/15/16		189,000	196,848
6.25% 1/15/17		189,000	199,470
Health Care Property Investors, Inc. 6.3% 9/15/16		900,000	938,921
Healthcare Realty Trust, Inc. 3.75% 4/15/23		177,000	173,325
Hospitality Properties Trust:
5.625% 3/15/17		292,000	305,984
6.7% 1/15/18		189,000	202,852
iStar Financial, Inc.:
7.125% 2/15/18		265,000	270,963
9% 6/1/17		395,000	414,750
Lexington Corporate Properties Trust 4.25% 6/15/23		500,000	510,380
MPT Operating Partnership LP/MPT Finance Corp. 6.375% 2/15/22		170,000	177,650
National Retail Properties, Inc. 6.875% 10/15/17		379,000	416,032
Omega Healthcare Investors, Inc. 4.5% 4/1/27 (b)		83,000	79,029
Potlatch Corp. 7.5% 11/1/19		189,000	209,790
Prologis LP 7.625% 7/1/17		297,000	325,251
Reckson Operating Partnership LP/SL Green Realty Corp./SL Green Operating Partnership LP 7.75% 3/15/20		189,000	224,079
Senior Housing Properties Trust:
3.25% 5/1/19		118,000	118,734
4.75% 5/1/24		163,000	163,475
6.75% 4/15/20		134,000	150,527
United Dominion Realty Trust, Inc. 5.25% 1/15/16		189,000	191,105
			7,141,421
Real Estate Management & Development - 0.3%
Brandywine Operating Partnership LP 6% 4/1/16		189,000	193,145
CBRE Group, Inc.:
5% 3/15/23		270,000	271,391
5.25% 3/15/25		120,000	121,657
Excel Trust LP 4.625% 5/15/24		96,000	94,995
First Industrial LP 5.75% 1/15/16		189,000	191,271
Forestar U.S.A. Real Estate Group 8.5% 6/1/22 (b)		570,000	589,950
Howard Hughes Corp. 6.875% 10/1/21 (b)		345,000	350,486
Kennedy-Wilson, Inc. 5.875% 4/1/24		110,000	107,525
Mid-America Apartments LP 6.05% 9/1/16		284,000	295,053
Realogy Group LLC/Realogy Co.-Issuer Corp. 4.5% 4/15/19 (b)		190,000	190,000
Regency Centers LP 5.875% 6/15/17		114,000	121,591
Ventas Realty LP/Ventas Capital Corp. 4% 4/30/19		141,000	148,344
			2,675,408
Thrifts & Mortgage Finance - 0.1%
Cantor Commercial Real Estate Co. LP/CCRE Finance Corp. 7.75% 2/15/18 (b)		220,000	227,700
Ocwen Financial Corp. 7.125% 5/15/19 (b)(c)		340,000	304,300
Wrightwood Capital LLC 1.9% 4/20/20 (d)		17,211	576,573
			1,108,573
TOTAL FINANCIALS			10,925,402
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Sabra Health Care LP/Sabra Capital Corp. 5.5% 2/1/21		120,000	125,100
INDUSTRIALS - 0.0%
Industrial Conglomerates - 0.0%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 7.375% 10/1/17		165,000	165,825
MATERIALS - 0.0%
Paper & Forest Products - 0.0%
Plum Creek Timberlands LP 5.875% 11/15/15		379,000	381,069

TOTAL NONCONVERTIBLE BONDS			17,708,350

TOTAL CORPORATE BONDS
(Cost $17,871,116)			21,601,864

U.S. Treasury Inflation-Protected Obligations - 26.9%
U.S. Treasury Inflation-Indexed Bonds:
0.625% 2/15/43		$4,774,938	$4,036,126
0.75% 2/15/42		8,343,822	7,327,066
0.75% 2/15/45		5,335,920	4,642,842
1.375% 2/15/44		2,281,494	2,321,740
1.75% 1/15/28		2,706,692	2,997,856
2% 1/15/26		12,154,061	13,661,287
2.125% 2/15/40		1,644,109	1,943,360
2.125% 2/15/41		4,312,299	5,126,526
2.375% 1/15/25		10,380,672	11,964,607
2.375% 1/15/27		9,805,818	11,498,155
2.5% 1/15/29		4,599,677	5,528,926
3.625% 4/15/28		5,270,629	6,998,852
3.875% 4/15/29		6,027,583	8,325,463
U.S. Treasury Inflation-Indexed Notes:
0.125% 4/15/17		2,731,898	2,722,970
0.125% 4/15/18		15,228,195	15,218,875
0.125% 4/15/19		2,037,000	2,031,457
0.125% 4/15/20		2,038,200	2,027,186
0.125% 1/15/22		20,086,892	19,605,647
0.125% 7/15/22		11,467,580	11,200,821
0.125% 1/15/23		15,922,522	15,376,332
0.125% 7/15/24		11,659,044	11,144,705
0.25% 1/15/25		4,836,480	4,643,272
0.375% 7/15/23		11,895,916	11,709,804
0.375% 7/15/25		3,069,429	2,994,430
0.625% 7/15/21		10,558,092	10,719,209
0.625% 1/15/24		4,244,662	4,231,312
1.125% 1/15/21		14,973,701	15,580,591
1.25% 7/15/20		5,353,365	5,626,573
1.375% 7/15/18		6,018,343	6,262,056
1.375% 1/15/20		4,180,513	4,391,687
1.625% 1/15/18		10,346,033	10,715,552
1.875% 7/15/19		3,526,407	3,769,168
2.125% 1/15/19		11,760,411	12,535,480
2.375% 1/15/17		10,893,381	11,188,690
2.5% 7/15/16		332,069	337,681
2.625% 7/15/17		11,541,384	12,094,113
TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS
(Cost $287,055,119)			282,500,417

Asset-Backed Securities - 0.8%
American Homes 4 Rent:
Series 2014-SFR3 Class E, 6.418% 12/17/36 (b)		$330,000	$347,949
Series 2015-SFR1 Class E, 5.639% 4/17/52 (b)		100,000	99,688
Series 2015-SFR2:
Class E, 6.07% 10/17/45 (b)		147,000	149,774
Class XS, 0% 10/17/45 (b)(e)		147,000	0
CapLease CDO Ltd. Series 2005-1A Class A, 4.926% 1/29/40 (b)		776,650	800,493
Conseco Finance Securitizations Corp.:
Series 2002-1 Class M2, 9.546% 12/1/33		284,000	302,984
Series 2002-2 Class M2, 9.163% 3/1/33		474,000	395,686
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A Class D, 9% 12/28/35 (b)		334,627	312,006
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27		234,102	243,942
Fairfield Street Solar Corp. Series 2004-1A Class E1, 3.6902% 11/28/39 (b)(c)		945,545	536,597
Invitation Homes Trust:
Series 2014-SFR1 Class F, 3.936% 6/17/31 (b)(c)		140,000	135,261
Series 2014-SFR3:
Class E, 4.713% 12/17/31 (b)(c)		160,000	161,223
Class F, 5.213% 12/17/31 (b)(c)		100,000	100,000
Series 2015-SFR2 Class E, 3.3476% 6/17/32 (b)(c)		100,000	96,431
Lehman ABS Manufactured Housing Contract Trust Series 2001-B Class M2, 7.17% 4/15/40		686,503	449,863
Merit Securities Corp. Series 13 Class M1, 7.845% 12/28/33 (c)		1,900,000	1,991,797
Residential Asset Securities Corp. Series 2003-KS10 Class MI3, 6.41% 12/25/33		45,672	40,646
Starwood Waypoint Residential Trust Series 2014-1 Class F, 4.736% 1/17/32 (b)(c)		149,000	146,430
Taberna Preferred Funding III Ltd. Series 2005-3A Class D, 2.9537% 2/5/36 (b)(c)		328,729	33
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A:
Class A1, 0.6534% 11/21/40 (b)(c)		931,591	908,954
Class F, 2.2834% 11/21/40 (b)(c)		1,500,000	1,050,300
TOTAL ASSET-BACKED SECURITIES
(Cost $8,346,332)			8,270,057

Collateralized Mortgage Obligations - 0.0%
Private Sponsor - 0.0%
Countrywide Home Loans, Inc. Series 2003-J15:
Class B3, 4.9013% 1/25/19 (b)(c)		10,634	7,151
Class B4, 4.9013% 1/25/19 (b)(c)		21,476	13,672
FREMF Mortgage Trust:
Series 2010-K6 Class B, 5.5325% 12/25/46 (b)(c)		189,000	210,279
Series 2010-K7 Class B, 5.6242% 4/25/20 (b)(c)		95,000	106,943
Merrill Lynch Mortgage Investors Trust Series 1998-C3 Class F, 6% 12/15/30 (b)		20,465	20,929
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $306,807)			358,974

Commercial Mortgage Securities - 1.8%
Banc of America Commercial Mortgage Trust Series 2005-1 Class CJ, 5.5151% 11/10/42 (c)		68,433	68,372
Bear Stearns Commercial Mortgage Securities, Inc. Series 2006-PW11 Class AJ, 5.5961% 3/11/39 (c)		568,000	572,906
BLCP Hotel Trust Series 2014-CLMZ Class M, 5.9345% 8/15/29 (b)(c)		986,790	980,657
Carefree Portfolio Trust floater Series 2014-CARE Class E, 4.207% 11/15/19 (b)(c)		150,000	150,870
CGBAM Commercial Mortgage Trust:
floater Series 2014-HD Class E, 3.1976% 2/15/31 (b)(c)		231,000	230,782
Series 2015-SMRT Class F, 3.9121% 4/10/28 (b)(c)		191,000	183,743
Chase Commercial Mortgage Securities Corp. Series 1998-1 Class H, 6.34% 5/18/30 (b)		379,000	397,662
Citigroup Commercial Mortgage Trust Series 2013-GC15 Class D, 5.2752% 9/10/46 (b)(c)		250,000	238,986
Claregold Trust Series 2007-2A:
Class F, 5.01% 5/15/44 (b)(c)	CAD	1,605,000	1,191,621
Class G, 5.01% 5/15/44 (b)(c)	CAD	351,000	256,037
Class H, 5.01% 5/15/44 (b)(c)	CAD	235,000	167,504
Class J, 5.01% 5/15/44 (b)(c)	CAD	235,000	161,177
Class K, 5.01% 5/15/44 (b)(c)	CAD	118,000	79,401
Class L, 5.01% 5/15/44 (b)(c)	CAD	421,000	272,756
Class M, 5.01% 5/15/44 (b)(c)	CAD	1,927,737	1,180,838
COMM Mortgage Trust:
sequential payer Series 2013-LC6 Class E, 3.5% 1/10/46 (b)		250,000	198,565
Series 2013-CR10 Class D, 4.9519% 8/10/46 (b)(c)		200,000	189,299
Series 2013-CR12 Class D, 5.2541% 10/10/46 (b)(c)		250,000	239,822
COMM Mortgage Trust pass-thru certificates Series 2005-LP5 Class F, 5.1291% 5/10/43 (b)(c)		200,000	201,837
Core Industrial Trust Series 2015-TEXW Class F, 3.977% 2/10/34 (b)(c)		223,000	204,825
Credit Suisse First Boston Mortgage Securities Corp. Series 1998-C2 Class F, 6.75% 11/15/30 (b)		78,232	78,620
DBCCRE Mortgage Trust Series 2014-ARCP Class E, 5.099% 1/10/34 (b)(c)		100,000	94,282
DBUBS Mortgage Trust Series 2011-LC1A Class E, 5.7349% 11/10/46 (b)(c)		580,000	626,233
Freddie Mac pass-thru certificates:
Series K011 Class X3, 2.6623% 12/25/43 (c)(e)		1,156,048	140,374
Series K012 Class X3, 2.365% 1/25/41 (c)(e)		653,889	70,588
Series K013 Class X3, 2.9023% 1/25/43 (c)(e)		1,124,000	150,627
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class EFX, 3.4949% 12/15/19 (b)(c)		139,000	131,422
Class FFX, 3.4949% 12/15/19 (b)(c)		244,000	226,346
GMAC Commercial Mortgage Securities, Inc. Series 1997-C2 Class G, 6.75% 4/15/29 (c)		106,302	112,298
GS Mortgage Securities Trust:
Series 2012-GC6 Class E, 5% 1/10/45 (b)(c)		153,000	138,133
Series 2012-GCJ7:
Class C, 5.9069% 5/10/45 (c)		500,000	553,116
Class D, 5.9069% 5/10/45 (b)(c)		500,000	516,820
Series 2012-GCJ9 Class D, 5.0149% 11/10/45 (b)(c)		157,000	151,484
Series 2013-GC16 Class F, 3.5% 11/10/46 (b)		269,000	203,543
Hilton U.S.A. Trust:
floater Series 2014-ORL Class E, 3.4476% 7/15/29 (b)(c)		120,000	120,615
Series 2013-HLT Class EFX, 4.6017% 11/5/30 (b)(c)		200,000	201,854
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2009-IWST Class D, 7.6935% 12/5/27 (b)(c)		641,000	756,956
Series 2010-CNTR Class D, 6.3899% 8/5/32 (b)(c)		284,000	321,305
Series 2012-CBX Class G 4% 6/15/45 (b)		151,000	107,663
JPMorgan Chase Commercial Mortgage Securities Trust floater Series 2014-INN:
Class E, 3.807% 6/15/29 (b)(c)		319,000	316,294
Class F, 4.207% 6/15/29 (b)(c)		357,000	351,674
LB-UBS Commercial Mortgage Trust Series 2006-C4 Class AJ, 6.0479% 6/15/38 (c)		589,000	601,851
LSTAR Commercial Mortgage Trust Series 2014-2 Class E, 5.1202% 1/20/41 (b)(c)		192,000	160,944
Mach One Trust LLC Series 2004-1A Class H, 6.0767% 5/28/40 (b)(c)		46,271	46,303
Morgan Stanley BAML Trust Series 2013-C12 Class D, 4.9256% 10/15/46 (b)(c)		250,000	240,825
Morgan Stanley Capital I Trust:
sequential payer Series 2006-HQ10 Class AM, 5.36% 11/12/41		881,000	908,910
Series 1997-RR Class F, 7.437% 4/30/39 (b)(c)		35,618	35,760
Series 1998-CF1 Class G, 7.35% 7/15/32 (b)		380,933	383,895
Series 2006-IQ12 Class AMFX, 5.37% 12/15/43		758,000	788,416
Series 2011-C2:
Class D, 5.4795% 6/15/44 (b)(c)		358,000	379,870
Class E, 5.4795% 6/15/44 (b)(c)		454,000	473,421
Class F, 5.4795% 6/15/44 (b)(c)		343,000	333,560
Class XB, 0.533% 6/15/44 (b)(c)(e)		12,067,221	313,639
Series 2011-C3 Class G, 5.351% 7/15/49 (b)(c)		111,000	98,518
Motel 6 Trust Series 2015-MTL6:
Class E, 5.2785% 2/5/30 (b)		128,000	125,811
Class F, 5% 2/5/30 (b)		358,000	342,813
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28(b)		268,401	338,722
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (b)		474,000	489,569
UBS Commercial Mortgage Trust Series 2012-C1 Class D, 5.7269% 5/10/45 (b)(c)		120,000	124,783
WF-RBS Commercial Mortgage Trust Series 2013-C11 Class E, 4.3196% 3/15/45 (b)(c)		220,000	186,486
WFCG Commercial Mortgage Trust floater Series 2015-BXRP Class G, 3.2176% 11/15/29 (b)(c)		111,676	103,528
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $18,078,399)			19,015,531
		Shares	Value

Common Stocks - 13.3%
CONSUMER DISCRETIONARY - 0.9%
Household Durables - 0.9%
Stanley Martin Communities LLC Class B (f)(g)		6,300	9,633,078
FINANCIALS - 12.4%
Capital Markets - 0.1%
Ellington Financial LLC		26,300	470,244
Real Estate Investment Trusts - 12.1%
Acadia Realty Trust (SBI)		126,244	3,796,157
Alexandria Real Estate Equities, Inc.		36,035	3,051,083
American Campus Communities, Inc.		5,400	195,696
American Residential Properties, Inc.		16,700	288,409
American Tower Corp.		5,900	519,082
Annaly Capital Management, Inc.		40,500	399,735
Anworth Mortgage Asset Corp.		37,300	184,262
Apartment Investment & Management Co. Class A		32,100	1,188,342
Arbor Realty Trust, Inc.		48,800	310,368
Ashford Hospitality Prime, Inc.		25,500	357,765
AvalonBay Communities, Inc.		24,009	4,197,253
Boston Properties, Inc.		44,201	5,233,398
Camden Property Trust (SBI)		3,500	258,650
Care Capital Properties, Inc.		12,411	408,694
CBL & Associates Properties, Inc.		72,670	999,213
Cedar Shopping Centers, Inc.		135,923	844,082
Chambers Street Properties		17,991	116,762
Community Healthcare Trust, Inc.		6,500	103,350
Coresite Realty Corp.		5,300	272,632
Cousins Properties, Inc.		140,200	1,292,644
CYS Investments, Inc.		69,180	502,247
DCT Industrial Trust, Inc.		81,575	2,745,815
Digital Realty Trust, Inc.		22,100	1,443,572
Douglas Emmett, Inc.		14,900	427,928
DuPont Fabros Technology, Inc.		3,700	95,756
Dynex Capital, Inc.		68,000	446,080
EastGroup Properties, Inc.		3,700	200,466
Equity Lifestyle Properties, Inc.		96,499	5,651,946
Equity Residential (SBI)		29,313	2,201,993
Essex Property Trust, Inc.		20,422	4,562,683
Extra Space Storage, Inc.		59,600	4,598,736
Federal Realty Investment Trust (SBI)		22,496	3,069,579
FelCor Lodging Trust, Inc.		238,900	1,689,023
First Potomac Realty Trust		45,500	500,500
Five Oaks Investment Corp.		2,900	18,328
General Growth Properties, Inc.		52,200	1,355,634
Hatteras Financial Corp.		27,700	419,655
HCP, Inc.		99,813	3,718,034
Healthcare Realty Trust, Inc.		23,300	579,005
Host Hotels & Resorts, Inc.		40,381	638,424
Invesco Mortgage Capital, Inc.		7,900	96,696
Kite Realty Group Trust		32,083	763,896
Lexington Corporate Properties Trust		150,500	1,219,050
Liberty Property Trust (SBI)		28,400	894,884
LTC Properties, Inc.		5,700	243,219
Mack-Cali Realty Corp.		85,640	1,616,883
MFA Financial, Inc.		577,766	3,934,586
Mid-America Apartment Communities, Inc.		48,100	3,937,947
Monmouth Real Estate Investment Corp. Class A		15,500	151,125
National Retail Properties, Inc.		9,300	337,311
New Senior Investment Group, Inc.		54,432	569,359
Newcastle Investment Corp.		54,932	241,151
NorthStar Realty Finance Corp.		5,500	67,925
Parkway Properties, Inc.		84,900	1,321,044
Pebblebrook Hotel Trust		17,700	627,465
Potlatch Corp.		14,500	417,455
Prologis, Inc.		28,277	1,099,975
Public Storage		21,234	4,493,751
Ramco-Gershenson Properties Trust (SBI)		40,300	604,903
RLJ Lodging Trust		72,100	1,821,967
Sabra Health Care REIT, Inc.		72,000	1,668,960
Select Income REIT		13,866	263,593
Senior Housing Properties Trust (SBI)		129,600	2,099,520
Simon Property Group, Inc.		63,173	11,606,144
SL Green Realty Corp.		36,419	3,939,079
Store Capital Corp.		18,600	384,276
Sun Communities, Inc.		26,750	1,812,580
Taubman Centers, Inc.		16,000	1,105,280
Terreno Realty Corp.		81,067	1,592,156
The Macerich Co.		22,400	1,720,768
Two Harbors Investment Corp.		74,000	652,680
UDR, Inc.		117,300	4,044,504
Urban Edge Properties		123,073	2,657,146
Ventas, Inc.		86,547	4,851,825
VEREIT, Inc.		31,100	240,092
Vornado Realty Trust		5,247	474,434
Welltower, Inc.		16,075	1,088,599
Weyerhaeuser Co.		26,000	710,840
WP Carey, Inc.		26,800	1,549,308
WP Glimcher, Inc.		99,861	1,164,379
			126,969,736
Real Estate Management & Development - 0.2%
Forest City Enterprises, Inc. Class A (f)		93,931	1,890,831
Kennedy-Wilson Holdings, Inc.		22,300	494,391
			2,385,222

TOTAL FINANCIALS			129,825,202

TOTAL COMMON STOCKS
(Cost $139,160,899)			139,458,280

Preferred Stocks - 2.3%
Convertible Preferred Stocks - 0.1%
FINANCIALS - 0.1%
Real Estate Investment Trusts - 0.1%
Lexington Corporate Properties Trust Series C, 6.50%		15,900	752,269
Nonconvertible Preferred Stocks - 2.2%
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Red Lion Hotels Capital Trust 9.50%		9,546	243,518
FINANCIALS - 2.2%
Real Estate Investment Trusts - 2.2%
AG Mortgage Investment Trust, Inc.:
8.00%		20,279	462,564
8.25%		500	11,330
American Capital Agency Corp. Series B, 7.75%		8,000	194,720
American Capital Mortgage Investment Corp. Series A, 8.125%		6,200	153,574
American Home Mortgage Investment Corp.:
Series A, 9.75% (f)		81,500	1
Series B, 9.25% (f)		233,544	2
American Homes 4 Rent:
Series A, 5.00%		24,600	611,310
Series B, 5.00%		5,720	142,485
Series C, 5.50%		20,992	524,989
Annaly Capital Management, Inc.:
Series A, 7.875%		35,200	883,872
Series C, 7.625%		2,324	57,356
Series D, 7.50%		13,671	337,127
Anworth Mortgage Asset Corp. Series A, 8.625%		41,700	1,038,330
Apollo Commercial Real Estate Finance, Inc. Series A, 8.625%		13,174	332,117
Apollo Residential Mortgage, Inc. Series A, 8.00%		11,647	263,688
Arbor Realty Trust, Inc.:
7.375%		12,320	292,723
Series A, 8.25%		8,989	221,849
Armour Residential REIT, Inc. Series B, 7.875%		5,645	123,569
Campus Crest Communities, Inc. Series A, 8.00%		8,596	209,141
CBL & Associates Properties, Inc.:
Series D, 7.375%		10,347	258,985
Series E, 6.625%		3,000	74,310
Cedar Shopping Centers, Inc. Series B, 7.25%		12,171	294,051
Chesapeake Lodging Trust Series A, 7.75%		4,050	105,300
Colony Financial, Inc. 7.125%		5,900	128,974
Coresite Realty Corp. Series A, 7.25%		14,176	362,906
CYS Investments, Inc. Series A, 7.75%		2,162	48,753
DDR Corp.:
Series J, 6.50%		13,519	339,732
Series K, 6.25%		5,623	138,663
Digital Realty Trust, Inc. Series G, 5.875%		6,286	147,532
Dynex Capital, Inc.:
Series A, 8.50%		20,755	498,120
Series B, 7.625%		10,545	239,899
Equity Lifestyle Properties, Inc. Series C, 6.75%		29,989	785,712
Essex Property Trust, Inc. Series H, 7.125%		1,900	48,393
First Potomac Realty Trust 7.75%		22,008	560,544
General Growth Properties, Inc. Series A, 6.375%		3,847	93,328
Hatteras Financial Corp. Series A, 7.625%		16,340	386,604
Hudson Pacific Properties, Inc. 8.375%		11,698	295,725
Inland Real Estate Corp. Series B, 6.95%		9,000	225,450
Invesco Mortgage Capital, Inc.:
Series A, 7.75%		6,507	156,233
Series B, 7.75%		21,900	503,919
iStar Financial, Inc.:
Series E, 7.875%		5,011	118,761
Series F, 7.80%		18,316	430,609
Series G, 7.65%		6,000	141,300
Kite Realty Group Trust 8.25%		900	22,824
LaSalle Hotel Properties Series I, 6.375%		4,963	124,819
LBA Realty Fund II Series B, 7.625%		27,795	625,388
MFA Financial, Inc.:
8.00%		11,262	287,294
Series B, 7.50%		64,227	1,573,562
National Retail Properties, Inc.:
5.70%		7,472	182,989
Series D, 6.625%		3,500	88,690
New York Mortgage Trust, Inc.:
7.875%		3,200	66,976
Series B, 7.75%		8,886	191,049
NorthStar Realty Finance Corp.:
Series B, 8.25%		9,191	215,345
Series C, 8.875%		10,582	257,354
Series D, 8.50%		8,486	203,664
Series E, 8.75%		13,700	331,951
Pebblebrook Hotel Trust:
Series A, 7.875%		11,500	291,985
Series B, 8.00%		7,600	196,232
Series C, 6.50%		7,058	172,921
Pennsylvania (REIT) 7.375%		4,082	103,479
Prologis, Inc. Series Q, 8.54%		3,700	236,800
PS Business Parks, Inc.:
Series S, 6.45%		1,800	45,666
Series T, 6.00%		5,100	127,092
Series U, 5.75%		6,700	159,795
Public Storage 6.375%		4,000	104,240
RAIT Financial Trust:
7.125%		12,402	270,488
7.625%		8,860	188,275
Regency Centers Corp. Series 6, 6.625%		2,300	58,075
Saul Centers, Inc. Series C, 6.875%		14,926	384,345
Senior Housing Properties Trust 5.625%		7,800	191,334
Stag Industrial, Inc. Series A, 9.00%		40,000	1,060,800
Summit Hotel Properties, Inc.:
Series B, 7.875%		9,827	255,502
Series C, 7.125%		6,788	169,700
Sun Communities, Inc. Series A, 7.125%		15,940	410,296
Taubman Centers, Inc. Series K, 6.25%		4,319	107,370
Terreno Realty Corp. Series A, 7.75%		5,000	128,500
UMH Properties, Inc. Series A, 8.25%		14,000	359,520
Urstadt Biddle Properties, Inc. 6.75%		6,500	165,750
VEREIT, Inc. Series F, 6.70%		54,923	1,329,137
Wells Fargo Real Estate Investment Corp. 6.375%		7,000	179,480
WP Glimcher, Inc.:
6.875%		702	17,452
7.50%		2,898	73,609
			23,204,298
Real Estate Management & Development - 0.0%
Kennedy-Wilson, Inc. 7.75%		7,372	185,774
TOTAL FINANCIALS			23,390,072

TOTAL NONCONVERTIBLE PREFERRED STOCKS			23,633,590

TOTAL PREFERRED STOCKS
(Cost $32,291,848)			24,385,859
		Principal Amount(a)	Value

Bank Loan Obligations - 0.8%
CONSUMER DISCRETIONARY - 0.3%
Hotels, Restaurants & Leisure - 0.3%
Caesars Entertainment Resort Properties LLC Tranche B 1LN, term loan 7% 10/11/20 (c)		314,746	292,713
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (c)		162,937	142,367
Cooper Hotel Group 12% 11/6/17		988,901	1,038,346
ESH Hospitality, Inc. Tranche B, term loan 5% 6/24/19 (c)		605,885	610,932
Four Seasons Holdings, Inc. Tranche 2LN, term loan 6.25% 12/27/20 (c)		75,000	74,625
Hilton Worldwide Finance, LLC Tranche B, term loan 3.5% 10/25/20 (c)		403,931	402,581
La Quinta Intermediate Holdings LLC Tranche B LN, Tranche B, term loan 3.75% 4/14/21 (c)		223,403	221,169
Playa Resorts Holding BV Tranche B, term loan 4% 8/9/19 (c)		44,433	44,184
			2,826,917
Multiline Retail - 0.0%
JC Penney Corp., Inc. Tranche B, term loan 6% 5/22/18 (c)		392,158	389,464
Specialty Retail - 0.0%
The Pep Boys - Manny, Moe & Jack Tranche B, term loan 4.25% 10/11/18 (c)		277,163	276,991

TOTAL CONSUMER DISCRETIONARY			3,493,372

CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Albertson's LLC Tranche B 3LN, term loan 5% 8/25/19 (c)		234,000	233,740
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
TPF II Power, LLC Tranche B, term loan 5.5% 10/2/21 (c)		157,782	157,487
FINANCIALS - 0.3%
Real Estate Management & Development - 0.3%
CityCenter 8.74% 7/12/16 (c)		1,388,065	1,388,065
Realogy Corp. Credit-Linked Deposit 4.4463% 10/10/16 (c)		14,097	14,010
Realogy Group LLC Tranche B, term loan 3.75% 3/5/20 (c)		1,231,823	1,227,980
			2,630,055
Thrifts & Mortgage Finance - 0.0%
Ocwen Loan Servicing, LLC Tranche B, term loan 5% 2/15/18 (c)		382,552	382,456

TOTAL FINANCIALS			3,012,511

INDUSTRIALS - 0.1%
Commercial Services & Supplies - 0.0%
Pilot Travel Centers LLC Tranche B, term loan 4.25% 10/3/21 (c)		495,000	496,337
Construction & Engineering - 0.1%
Drumm Investors LLC Tranche B, term loan 6.75% 5/4/18 (c)		624,421	627,025

TOTAL INDUSTRIALS			1,123,362

TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
SBA Senior Finance II, LLC term loan 3.25% 3/24/21 (c)		88,875	87,678
UTILITIES - 0.1%
Electric Utilities - 0.1%
La Frontera Generation, LLC Tranche B, term loan 4.5% 9/30/20 (c)		415,489	367,014
Southeast Powergen LLC Tranche B, term loan 4.5% 12/2/21 (c)		99,250	98,630
			465,644
TOTAL BANK LOAN OBLIGATIONS
(Cost $8,617,049)			8,573,794
		Shares	Value

Equity Funds - 23.9%
Fidelity Commodity Strategy Central Fund (h)
(Cost $446,003,626)		37,781,685	250,114,753

Fixed-Income Funds - 26.8%
Fidelity Floating Rate Central Fund (h)
(Cost $282,692,586)		2,750,405	280,596,318
		Principal Amount(a)	Value

Preferred Securities - 0.0%
FINANCIALS - 0.0%
Thrifts & Mortgage Finance - 0.0%
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (Cost $594,368)(b)(c)		500,000	250
		Shares	Value

Money Market Funds - 1.2%
Fidelity Cash Central Fund, 0.18% (i)
(Cost $12,664,273)		12,664,273	12,664,273
TOTAL INVESTMENT PORTFOLIO - 99.9%
(Cost $1,253,682,422)			1,047,540,370
NET OTHER ASSETS (LIABILITIES) - 0.1%			1,479,124
NET ASSETS - 100%			$1,049,019,494

Currency Abbreviations

CAD – Canadian dollar

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $24,880,919 or 2.4% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Non-income producing - Security is in default.

 (e) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (f) Non-income producing

 (g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $9,633,078 or 0.9% of net assets.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Stanley Martin Communities LLC Class B	10/3/05 - 11/6/07	$5,455,789

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$14,642
Fidelity Commodity Strategy Central Fund	327,138
Fidelity Floating Rate Central Fund	15,518,309
Fidelity Securities Lending Cash Central Fund	221
Total	$15,860,310

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$276,896,754	$65,459,328	$9,000,458	$250,114,753	86.4%
Fidelity Floating Rate Central Fund	320,800,994	5,492,475	30,486,353	280,596,318	17.6%
Total	$597,697,748	$70,951,803	$39,486,811	$530,711,071

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$9,876,596	$243,518	$--	$9,633,078
Financials	153,967,543	152,978,471	989,069	3
Corporate Bonds	21,601,864	--	21,025,291	576,573
U.S. Government and Government Agency Obligations	282,500,417	--	282,500,417	--
Asset-Backed Securities	8,270,057	--	4,171,165	4,098,892
Collateralized Mortgage Obligations	358,974	--	338,151	20,823
Commercial Mortgage Securities	19,015,531	--	15,706,197	3,309,334
Bank Loan Obligations	8,573,794	--	6,133,373	2,440,421
Equity Funds	250,114,753	250,114,753	--	--
Fixed-Income Funds	280,596,318	280,596,318	--	--
Preferred Securities	250	--	--	250
Money Market Funds	12,664,273	12,664,273	--	--
Total Investments in Securities:	$1,047,540,370	$696,597,333	$330,863,663	$20,079,374

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Beginning Balance	$27,490,691
Net Realized Gain (Loss) on Investment Securities	785,012
Net Unrealized Gain (Loss) on Investment Securities	1,525,322
Cost of Purchases	18,516
Proceeds of Sales	(11,493,515)
Amortization/Accretion	500,084
Transfers into Level 3	1,647,919
Transfers out of Level 3	(394,655)
Ending Balance	$20,079,374
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at September 30, 2015	$834,086

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		September 30, 2015
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $512,321,937)	$504,165,026
Fidelity Central Funds (cost $741,360,485)	543,375,344
Total Investments (cost $1,253,682,422)		$1,047,540,370
Cash		70,877
Receivable for investments sold		3,384,322
Receivable for fund shares sold		316,273
Dividends receivable		776,754
Interest receivable		1,353,739
Distributions receivable from Fidelity Central Funds		1,221,541
Prepaid expenses		3,625
Other receivables		3,675
Total assets		1,054,671,176
Liabilities
Payable for investments purchased	$3,481,405
Payable for fund shares redeemed	1,343,426
Accrued management fee	490,939
Distribution and service plan fees payable	56,280
Other affiliated payables	182,127
Other payables and accrued expenses	97,505
Total liabilities		5,651,682
Net Assets		$1,049,019,494
Net Assets consist of:
Paid in capital		$1,489,750,977
Undistributed net investment income		6,991,890
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(241,581,226)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(206,142,147)
Net Assets		$1,049,019,494
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($78,112,232÷ 9,132,435 shares)		$8.55
Maximum offering price per share (100/96.00 of $8.55)		$8.91
Class T:
Net Asset Value and redemption price per share ($14,804,684 ÷ 1,728,745 shares)		$8.56
Maximum offering price per share (100/96.00 of $8.56)		$8.92
Class B:
Net Asset Value and offering price per share ($1,508,002 ÷ 177,012 shares)(a)		$8.52
Class C:
Net Asset Value and offering price per share ($41,339,494 ÷ 4,886,111 shares)(a)		$8.46
Strategic Real Return:
Net Asset Value, offering price and redemption price per share ($543,473,279 ÷ 63,256,430 shares)		$8.59
Class I:
Net Asset Value, offering price and redemption price per share ($369,781,803 ÷ 43,127,037 shares)		$8.57

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended September 30, 2015
Investment Income
Dividends		$7,138,362
Interest		5,583,257
Income from Fidelity Central Funds		15,860,310
Total income		28,581,929
Expenses
Management fee	$6,616,367
Transfer agent fees	1,874,895
Distribution and service plan fees	874,127
Accounting and security lending fees	486,223
Custodian fees and expenses	32,493
Independent trustees' compensation	5,037
Registration fees	100,122
Audit	186,099
Legal	3,252
Interest	133
Miscellaneous	67,620
Total expenses before reductions	10,246,368
Expense reductions	(11,479)	10,234,889
Net investment income (loss)		18,347,040
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	15,451,782
Fidelity Central Funds	644,385
Foreign currency transactions	(3,027)
Total net realized gain (loss)		16,093,140
Change in net unrealized appreciation (depreciation) on: Investment securities	(103,503,138)
Assets and liabilities in foreign currencies	1,050
Total change in net unrealized appreciation (depreciation)		(103,502,088)
Net gain (loss)		(87,408,948)
Net increase (decrease) in net assets resulting from operations		$(69,061,908)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended September 30, 2015	Year ended September 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$18,347,040	$25,997,619
Net realized gain (loss)	16,093,140	13,840,317
Change in net unrealized appreciation (depreciation)	(103,502,088)	(10,404,036)
Net increase (decrease) in net assets resulting from operations	(69,061,908)	29,433,900
Distributions to shareholders from net investment income	(18,819,862)	(26,041,371)
Distributions to shareholders from net realized gain	(4,372,630)	(9,672,762)
Total distributions	(23,192,492)	(35,714,133)
Share transactions - net increase (decrease)	(63,471,823)	(186,510,312)
Redemption fees	30,782	33,541
Total increase (decrease) in net assets	(155,695,441)	(192,757,004)
Net Assets
Beginning of period	1,204,714,935	1,397,471,939
End of period (including undistributed net investment income of $6,991,890 and undistributed net investment income of $8,680,038, respectively)	$1,049,019,494	$1,204,714,935

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Strategic Real Return Fund Class A

Years ended September 30,	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$9.25	$9.31	$9.78	$9.20	$9.08
Income from Investment Operations
Net investment income (loss)A	.124	.173	.188	.178	.233
Net realized and unrealized gain (loss)	(.668)	.004	(.452)	.940	.101
Total from investment operations	(.544)	.177	(.264)	1.118	.334
Distributions from net investment income	(.124)	(.169)	(.177)	(.128)B	(.214)
Distributions from net realized gain	(.032)	(.068)	(.030)	(.410)B	–
Total distributions	(.156)	(.237)	(.207)	(.538)	(.214)
Redemption fees added to paid in capitalA	–C	–C	.001	–C	–C
Net asset value, end of period	$8.55	$9.25	$9.31	$9.78	$9.20
Total ReturnD,E	(5.98)%	1.91%	(2.72)%	12.66%	3.60%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.05%	1.05%	1.04%	1.04%	1.01%
Expenses net of fee waivers, if any	1.05%	1.05%	1.04%	1.03%	1.01%
Expenses net of all reductions	1.05%	1.05%	1.03%	1.03%	1.01%
Net investment income (loss)	1.37%	1.83%	1.96%	1.88%	2.41%
Supplemental Data
Net assets, end of period (000 omitted)	$78,112	$123,091	$169,170	$222,335	$219,906
Portfolio turnover rateH	23%	18%	23%	15%	35%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Amount represents less than $.0005 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .005% to .05%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Strategic Real Return Fund Class T

Years ended September 30,	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$9.27	$9.32	$9.79	$9.21	$9.09
Income from Investment Operations
Net investment income (loss)A	.122	.172	.187	.177	.232
Net realized and unrealized gain (loss)	(.677)	.015	(.451)	.940	.099
Total from investment operations	(.555)	.187	(.264)	1.117	.331
Distributions from net investment income	(.123)	(.169)	(.177)	(.127)B	(.211)
Distributions from net realized gain	(.032)	(.068)	(.030)	(.410)B	–
Total distributions	(.155)	(.237)	(.207)	(.537)	(.211)
Redemption fees added to paid in capitalA	–C	–C	.001	–C	–C
Net asset value, end of period	$8.56	$9.27	$9.32	$9.79	$9.21
Total ReturnD,E	(6.08)%	2.02%	(2.72)%	12.62%	3.56%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.07%	1.06%	1.05%	1.05%	1.02%
Expenses net of fee waivers, if any	1.07%	1.06%	1.05%	1.04%	1.01%
Expenses net of all reductions	1.07%	1.06%	1.05%	1.04%	1.01%
Net investment income (loss)	1.35%	1.82%	1.94%	1.87%	2.40%
Supplemental Data
Net assets, end of period (000 omitted)	$14,805	$21,127	$25,281	$30,648	$29,038
Portfolio turnover rateH	23%	18%	23%	15%	35%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Amount represents less than $.0005 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .005% to .05%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Strategic Real Return Fund Class B

Years ended September 30,	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$9.22	$9.28	$9.74	$9.16	$9.03
Income from Investment Operations
Net investment income (loss)A	.064	.109	.119	.111	.162
Net realized and unrealized gain (loss)	(.670)	.009	(.444)	.940	.099
Total from investment operations	(.606)	.118	(.325)	1.051	.261
Distributions from net investment income	(.062)	(.110)	(.106)	(.061)B	(.131)
Distributions from net realized gain	(.032)	(.068)	(.030)	(.410)B	–
Total distributions	(.094)	(.178)	(.136)	(.471)	(.131)
Redemption fees added to paid in capitalA	–C	–C	.001	–C	–C
Net asset value, end of period	$8.52	$9.22	$9.28	$9.74	$9.16
Total ReturnD,E	(6.64)%	1.28%	(3.35)%	11.89%	2.82%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.71%	1.73%	1.77%	1.77%	1.74%
Expenses net of fee waivers, if any	1.71%	1.73%	1.75%	1.73%	1.73%
Expenses net of all reductions	1.71%	1.72%	1.74%	1.73%	1.73%
Net investment income (loss)	.71%	1.16%	1.25%	1.18%	1.68%
Supplemental Data
Net assets, end of period (000 omitted)	$1,508	$3,074	$4,263	$5,743	$6,587
Portfolio turnover rateH	23%	18%	23%	15%	35%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Amount represents less than $.0005 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .005% to .05%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Strategic Real Return Fund Class C

Years ended September 30,	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$9.16	$9.22	$9.69	$9.12	$8.99
Income from Investment Operations
Net investment income (loss)A	.054	.101	.113	.105	.158
Net realized and unrealized gain (loss)	(.665)	.011	(.449)	.933	.107
Total from investment operations	(.611)	.112	(.336)	1.038	.265
Distributions from net investment income	(.057)	(.104)	(.105)	(.058)B	(.135)
Distributions from net realized gain	(.032)	(.068)	(.030)	(.410)B	–
Total distributions	(.089)	(.172)	(.135)	(.468)	(.135)
Redemption fees added to paid in capitalA	–C	–C	.001	–C	–C
Net asset value, end of period	$8.46	$9.16	$9.22	$9.69	$9.12
Total ReturnD,E	(6.73)%	1.22%	(3.48)%	11.80%	2.88%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.82%	1.81%	1.80%	1.81%	1.77%
Expenses net of fee waivers, if any	1.82%	1.81%	1.80%	1.80%	1.76%
Expenses net of all reductions	1.82%	1.80%	1.80%	1.80%	1.76%
Net investment income (loss)	.61%	1.08%	1.19%	1.12%	1.65%
Supplemental Data
Net assets, end of period (000 omitted)	$41,339	$68,666	$86,037	$94,134	$89,790
Portfolio turnover rateH	23%	18%	23%	15%	35%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Amount represents less than $.0005 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .005% to .05%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Strategic Real Return Fund

Years ended September 30,	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$9.30	$9.36	$9.83	$9.24	$9.13
Income from Investment Operations
Net investment income (loss)A	.147	.201	.216	.212	.262
Net realized and unrealized gain (loss)	(.674)	.005	(.451)	.941	.098
Total from investment operations	(.527)	.206	(.235)	1.153	.360
Distributions from net investment income	(.151)	(.198)	(.206)	(.154)B	(.250)
Distributions from net realized gain	(.032)	(.068)	(.030)	(.410)B	–
Total distributions	(.183)	(.266)	(.236)	(.564)	(.250)
Redemption fees added to paid in capitalA	–C	–C	.001	.001	–C
Net asset value, end of period	$8.59	$9.30	$9.36	$9.83	$9.24
Total ReturnD	(5.77)%	2.22%	(2.41)%	13.03%	3.87%
Ratios to Average Net AssetsE,F
Expenses before reductions	.79%	.76%	.76%	.75%	.72%
Expenses net of fee waivers, if any	.79%	.76%	.75%	.73%	.71%
Expenses net of all reductions	.79%	.76%	.75%	.73%	.71%
Net investment income (loss)	1.63%	2.12%	2.24%	2.18%	2.70%
Supplemental Data
Net assets, end of period (000 omitted)	$543,473	$620,530	$679,780	$649,200	$3,541,743
Portfolio turnover rateG	23%	18%	23%	15%	35%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Amount represents less than $.0005 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .005% to .05%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Strategic Real Return Fund Class I

Years ended September 30,	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$9.28	$9.34	$9.81	$9.22	$9.11
Income from Investment Operations
Net investment income (loss)A	.148	.194	.208	.202	.258
Net realized and unrealized gain (loss)	(.676)	.005	(.450)	.947	.099
Total from investment operations	(.528)	.199	(.242)	1.149	.357
Distributions from net investment income	(.150)	(.191)	(.199)	(.150)B	(.247)
Distributions from net realized gain	(.032)	(.068)	(.030)	(.410)B	–
Total distributions	(.182)	(.259)	(.229)	(.560)	(.247)
Redemption fees added to paid in capitalA	–C	–C	.001	.001	–C
Net asset value, end of period	$8.57	$9.28	$9.34	$9.81	$9.22
Total ReturnD	(5.80)%	2.15%	(2.49)%	13.01%	3.84%
Ratios to Average Net AssetsE,F
Expenses before reductions	.79%	.82%	.83%	.81%	.76%
Expenses net of fee waivers, if any	.79%	.82%	.83%	.80%	.76%
Expenses net of all reductions	.79%	.82%	.82%	.80%	.75%
Net investment income (loss)	1.64%	2.06%	2.17%	2.12%	2.66%
Supplemental Data
Net assets, end of period (000 omitted)	$369,782	$368,227	$432,942	$343,822	$813,551
Portfolio turnover rateG	23%	18%	23%	15%	35%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Amount represents less than $.0005 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .005% to .05%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended September 30, 2015

1. Organization.

Fidelity Strategic Real Return Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Strategic Real Return and Class I (formerly Institutional Class) shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Commodity Strategy Central Fund	Geode Capital Management, LLC (Geode)	Seeks to provide investment returns that correspond to the performance of the commodities market.	Investment in commodity-related investments through a wholly-owned subsidiary organized under the laws of the Cayman IslandsFuturesSwaps	.05%
Fidelity Floating Rate Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt InstrumentsRestricted Securities	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through the Fund's investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations and commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value at 09/30/15	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input(a)
Asset-Backed Securities	$ 4,098,892	Discounted cash flow	Yield	7.5% - 11.5% / 10.7%	Decrease
		Expected distribution	Recovery rate	0.0% - 70.0% / 70.0%	Increase
		Market observation	Traded price	$51.00- $100.00 / $87.08	Increase
Bank Loan Obligations	$ 2,426,411	Discounted cash flow	Yield	8.8% - 9.4% / 9.0%	Decrease
Collateralized Mortgage Obligations	$ 20,823	Discounted cash flow	Yield	10.0% - 10.5% / 10.3%	Decrease
Corporate Bonds	$ 576,573	Discounted cash flow	Discount rate	20.0%	Decrease
Equities	$ 9,633,081	Adjusted book value	Book value multiple	1.3	Increase
		Expected distribution	Recovery rate	0%	Increase
Preferred Securities	$ 250	Expected distribution	Recovery rate	0.1%	Increase

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of September 30, 2015, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. For Treasury Inflation-Protected Securities (TIPS) the principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Such adjustments may have a significant impact on the Fund's distributions. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of September 30, 2015, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, equity-debt classifications, partnerships (including allocations from Fidelity Central Funds), capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$24,688,057
Gross unrealized depreciation	(253,660,116)
Net unrealized appreciation (depreciation) on securities	$(228,972,059)
Tax Cost	$1,276,512,429

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$7,071,091
Capital loss carryforward	$(218,813,825)
Net unrealized appreciation (depreciation) on securities and other investments	$(228,972,154)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$(216,385,352)
2018	(2,428,473)
Total capital loss carryforward	$(218,813,825)

Due to large redemptions in a prior period, $218,813,825 of capital losses that will be available to offset future capital gains of the Fund will be limited to approximately $50,181,925 per year.

The tax character of distributions paid was as follows:

	September 30, 2015	September 30, 2014
Ordinary Income	$23,192,492	$ 35,714,133

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 60 days may have been subject to a redemption fee equal to .75% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $158,194,583 and $179,343,161, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$259,172	$1,428
Class T	-%	.25%	46,139	–
Class B	.65%	.25%	21,983	15,883
Class C	.75%	.25%	546,833	33,953
			$874,127	$51,264

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$4,541
Class T	1,029
Class B(a)	1,707
Class C(a)	2,999
$10,276

 (a) When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Class A	$173,167.17
Class T	34,626.19
Class B	4,338.18
Class C	99,240.18
Strategic Real Return	958,979.16
Class I	604,545.15
	$ 1,874,895

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $1,184 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$12,937,000.37%		$133

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $1,421.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,775 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $221. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $7,989 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $2,588 and a portion of class-level operating expenses as follows:

Amount
Strategic Real Return	$902

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended September 30,	2015	2014
From net investment income
Class A	$1,541,179	$2,676,040
Class T	266,445	425,190
Class B	20,532	45,269
Class C	399,563	865,987
Strategic Real Return	10,148,841	13,740,970
Class I	6,443,302	8,287,915
Total	$18,819,862	$26,041,371
From net realized gain
Class A	$409,296	$1,111,868
Class T	71,347	176,901
Class B	10,521	29,513
Class C	219,185	578,587
Strategic Real Return	2,235,667	4,692,325
Class I	1,426,614	3,083,568
Total	$4,372,630	$9,672,762

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares	Shares	Dollars	Dollars
Years ended September 30,	2015	2014	2015	2014
Class A
Shares sold	792,457	1,998,605	$7,173,866	$18,835,889
Reinvestment of distributions	204,927	331,211	1,867,520	3,077,313
Shares redeemed	(5,165,680)	(7,198,466)	(46,459,304)	(67,252,488)
Net increase (decrease)	(4,168,296)	(4,868,650)	$(37,417,918)	$(45,339,286)
Class T
Shares sold	92,248	174,275	$838,626	$1,649,502
Reinvestment of distributions	34,729	59,078	316,890	549,145
Shares redeemed	(678,150)	(664,769)	(6,111,651)	(6,229,787)
Net increase (decrease)	(551,173)	(431,416)	$(4,956,135)	$(4,031,140)
Class B
Shares sold	4,709	6,635	$43,111	$61,405
Reinvestment of distributions	3,042	6,955	27,747	64,250
Shares redeemed	(164,292)	(139,609)	(1,465,486)	(1,309,958)
Net increase (decrease)	(156,541)	(126,019)	$(1,394,628)	$(1,184,303)
Class C
Shares sold	283,704	742,879	$2,549,624	$6,975,183
Reinvestment of distributions	64,021	144,459	580,650	1,327,527
Shares redeemed	(2,959,897)	(2,719,616)	(26,445,539)	(25,190,522)
Net increase (decrease)	(2,612,172)	(1,832,278)	$(23,315,265)	$(16,887,812)
Strategic Real Return
Shares sold	18,417,237	14,778,557	$167,991,088	$140,256,686
Reinvestment of distributions	1,296,635	1,884,781	11,849,123	17,588,928
Shares redeemed	(23,187,029)	(22,584,398)	(209,655,659)	(212,624,113)
Net increase (decrease)	(3,473,157)	(5,921,060)	$(29,815,448)	$(54,778,499)
Class I
Shares sold	13,765,382	10,563,994	$125,407,016	$99,455,631
Reinvestment of distributions	769,841	1,056,952	7,012,015	9,832,745
Shares redeemed	(11,091,482)	(18,310,993)	(98,991,460)	(173,577,648)
Net increase (decrease)	3,443,741	(6,690,047)	$33,427,571	$(64,289,272)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity® Strategic Real Return Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity® Strategic Real Return Fund (the Fund), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of September 30, 2015, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal controls over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2015, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity® Strategic Real Return Fund as of September 30, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
November 20, 2015

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Elizabeth S. Acton, John Engler, and Geoffrey A. von Kuhn, each of the Trustees oversees 237 funds. Ms. Acton and Mr. Engler each oversees 221 funds. Mr. von Kuhn oversees 98 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the month in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as President (2013-present) and Chief Executive Officer (2014-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present), Chairman and Director of FMR (investment adviser firm, 2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Geoffrey A. von Kuhn (1951)

Year of Election or Appointment: 2015

Trustee

Mr. von Kuhn also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Mr. von Kuhn is Chief Administrative Officer for FMR LLC (diversified financial services company, 2013-present), a Director of Pembroke Real Estate, Inc. (2009-present), and a Director of Discovery Natural Resources LLC (2012-present). Previously, Mr. von Kuhn was a managing director of Crosby Group (private wealth management company, 2007-2013), a member of the management committee and senior executive in the Wealth Management Group of AmSouth Bank (2001-2006), and head of the U.S. private bank at Citigroup (2000-2001).

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. He serves as president of the Business Roundtable (2011-present), and on the board of directors/trustees for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present), K12 Inc. (technology-based education company, 2012-present), and the Annie E. Casey Foundation (2004-present). Previously, Mr. Engler served as a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011) and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)

Year of Election or Appointment: 2007

Trustee

Mr. Keyes also serves as Trustee of other Fidelity® funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (diversified financial services company, 2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as Chief Legal Officer, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); and Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and Chief Legal Officer of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)

Year of Election or Appointment: 2015

Vice President

Mr. Goebel serves as Vice President of other funds and is an employee of Fidelity Investments (2001-present). Mr. Goebel also serves as Chief Legal Officer (CLO) of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-present). Previously, Mr. Goebel served as Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-2015), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-2015), and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-2015); General Counsel, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2008-2015) and FMR Co., Inc. (investment adviser firm, 2008-2015); Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-2015) and FMR Investment Management (U.K.) Limited (investment adviser firm, 2008-2015); Secretary and CLO of certain Fidelity® funds (2008-2015); Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2014-present), President, Fixed Income (2014-present), Vice Chairman of Pyramis Global Advisors, LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond of FMR (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2014), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of other Fidelity® funds (2008-2009).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2009

Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)

Year of Election or Appointment: 2013

Deputy Treasurer

Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present).

Michael H. Whitaker (1967)

Year of Election or Appointment: 2008

Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker also serves as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2014-present), FMR (investment adviser firm, 2014-present), and Fidelity Investments Money Management, Inc. (investment adviser firm, 2014-present) and is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Derek L. Young (1964)

Year of Election or Appointment: 2009

Vice President of Fidelity's Asset Allocation Funds

Mr. Young also serves as Trustee or an officer of other funds. He is a Director of Strategic Advisers, Inc. (investment adviser firm, 2011-present), President of Fidelity Global Asset Allocation (GAA) (2011-present), and Vice Chairman of Pyramis Global Advisors, LLC (investment adviser firm, 2011-present). Previously, Mr. Young served as President of Strategic Advisers, Inc. (2011-2015), Chief Investment Officer of GAA (2009-2011), and as a portfolio manager.

Joseph F. Zambello (1957)

Year of Election or Appointment: 2011

Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments (1991-present). Previously, Mr. Zambello served as Vice President of the Program Management Group of FMR (investment adviser firm, 2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2015 to September 30, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio--A,B-	Beginning Account Value April 1, 2015	Ending Account Value September 30, 2015	Expenses Paid During Period-C April 1, 2015 to September 30, 2015
Class A	1.05%
Actual		$1,000.00	$951.90	$5.14
Hypothetical-D		$1,000.00	$1,019.80	$5.32
Class T	1.08%
Actual		$1,000.00	$951.90	$5.28
Hypothetical-D		$1,000.00	$1,019.65	$5.47
Class B	1.71%
Actual		$1,000.00	$948.80	$8.35
Hypothetical-D		$1,000.00	$1,016.50	$8.64
Class C	1.82%
Actual		$1,000.00	$948.40	$8.89
Hypothetical-D		$1,000.00	$1,015.94	$9.20
Strategic Real Return	.80%
Actual		$1,000.00	$953.50	$3.92
Hypothetical-D		$1,000.00	$1,021.06	$4.05
Class I	.79%
Actual		$1,000.00	$953.40	$3.87
Hypothetical-D		$1,000.00	$1,021.11	$4.00

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year ranged from less than .005% to .06%.

 C Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

 D 5% return per year before expenses

Distributions (Unaudited)

A total of 1.07% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $4,834,355 of distributions paid during the period January 1, 2015 to September 30, 2015 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2016 of amounts for use in preparing 2015 income tax returns.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Strategic Real Return Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund, including the fund's sub-advisory agreement with Geode Capital Management, LLC (Geode). The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2015 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; and (iv) the extent to which (if any) economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and of Geode. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staff, including their size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's and Geode's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's and Geode's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) reducing management fees and total expenses for certain index funds and diversified international funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching active fixed-income exchange-traded funds; (viii) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; (ix) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (x) modifying the eligibility criteria for certain share classes to accommodate roll-over assets from employer-sponsored retirement plans; (xi) launching a new Class W of the Freedom Index Funds to attract and retain Fidelity record-kept retirement plan assets; and (xii) implementing changes to Fidelity's money market product line in response to recent money market regulatory reforms.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against one or more securities market indices, including a customized blended index representative of the fund's asset classes (each a "benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Fidelity Strategic Real Return Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2014.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and other Fidelity fund boards to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. Committee focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Class A, Class B, and the retail class ranked below its competitive median for 2014 and the total expense ratio of each of Class T, Class C, and Class I ranked above its competitive median for 2014. The Board considered that, in general, various factors can affect total expense ratios. The Board also considered that each of Class T, Class C, and Class I was above the competitive median primarily because of higher transfer agent fees due to smaller average account sizes. Additionally, the Board considered that this fund has higher expenses because of its complex nature, which results in higher pricing and bookkeeping and audit fees. The Board also noted that the total expense ratio of Class T was above the competitive median because of higher 12b-1 fees on Class T as compared to most competitor funds. Class T has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class T is primarily sold load-waived in the retirement plan market where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans. The Board also noted that the total expense ratio of Class C was above the competitive median because of higher 12b-1 fees as compared to most competitor funds with Class C. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that, although in some cases above the median of the universe presented for comparison, the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus sector fund assets previously under FMR's management and currently managed by Fidelity SelectCo, LLC). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces; and (x) the impact of money market reform on Fidelity's money market funds. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Proxy Voting Results

A special meeting of the fund's shareholders was held on May 12, 2015. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect a Board of Trustees.
	# ofVotes	% ofVotes
Elizabeth S. Acton
Affirmative	61,921,649,981.98	98.179
Withheld	1,149,130,950.43	1.821
TOTAL	63,070,780,932.41	100.000
John Engler
Affirmative	61,778,440,926.44	97.951
Withheld	1,292,340,005.97	2.049
TOTAL	63,070,780,932.41	100.000
Albert R. Gamper, Jr.
Affirmative	61,805,239,593.17	97.994
Withheld	1,265,541,339.24	2.006
TOTAL	63,070,780,932.41	100.000
Robert F. Gartland
Affirmative	61,909,060,793.30	98.159
Withheld	1,161,720,139.11	1.841
TOTAL	63,070,780,932.41	100.000
Abigail P. Johnson
Affirmative	61,831,426,646.33	98.035
Withheld	1,239,354,286.08	1.965
TOTAL	63,070,780,932.41	100.000
Arthur E. Johnson
Affirmative	61,826,257,235.03	98.027
Withheld	1,244,523,697.38	1.973
TOTAL	63,070,780,932.41	100.000
Michael E. Kenneally
Affirmative	61,910,447,307.24	98.161
Withheld	1,160,333,625.17	1.839
TOTAL	63,070,780,932.41	100.000
James H. Keyes
Affirmative	61,814,922,622.56	98.009
Withheld	1,255,858,309.85	1.991
TOTAL	63,070,780,932.41	100.000
Marie L. Knowles
Affirmative	61,835,805,142.42	98.042
Withheld	1,234,975,789.99	1.958
TOTAL	63,070,780,932.41	100.000
Geoffrey A. von Kuhn
Affirmative	61,865,213,834.84	98.089
Withheld	1,205,567,097.57	1.911
TOTAL	63,070,780,932.41	100.000
Denotes trust-wide proposal and voting results.

ARRSI-ANN-1115
1.814968.110

Fidelity® Strategic Real Return Fund Class A, Class T, Class B and Class C Annual Report September 30, 2015 Class A, Class T, Class B and Class C are classes of Fidelity® Strategic Real Return Fund

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. ©2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year.

The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred.

How a fund did yesterday is no guarantee of how it will do tomorrow.

Returns reflect the conversion of Class B shares to Class A shares after a maximum of seven years.

Average Annual Total Returns

For the periods ended September 30, 2015	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 4.00% sales charge)	(9.74)%	0.87%	1.68%
Class T (incl. 4.00% sales charge)	(9.84)%	0.86%	1.66%
Class B (incl. contingent deferred sales charge)	(11.26)%	0.64%	1.59%
Class C (incl. contingent deferred sales charge)	(7.66)%	0.94%	1.31%

 Class B shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 5%, 2% and 0%, respectively.

 Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Strategic Real Return Fund - Class A on September 30, 2005, and the current 4.00% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L) performed over the same period.

Period Ending Values
$11,809	Fidelity Advisor® Strategic Real Return Fund - Class A
$14,814	Barclays® U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L)

Management's Discussion of Fund Performance

Market Recap:  For the 12 months ending September 30, 2015, the Fidelity Strategic Real Return Composite Index℠ posted a return of -5.07%. Growing concerns over the declining value of emerging-market currencies, sluggish global demand for goods and services, and a sell-off in commodities made higher-quality asset classes relatively more-attractive. Among the asset classes that make up the Composite index, commodities underperformed by a wide margin. Accordingly, the Bloomberg Commodity Index Total Return℠ returned -25.99%. As commodity prices and stocks declined during the quarter, so did investors' outlook for inflation, weighing on the performance of Treasury Inflation-Protected Securities. This asset class returned -0.83% for the year, as measured by the Barclays® U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L). By contrast, real estate investment trusts (REITs) and real estate debt, as represented by the Dow Jones U.S. Select Real Estate Securities Index℠ and The BofA Merrill Lynch US Real Estate Index℠, turned in strong results during the year, advancing 11.75% and 3.35%, respectively. Floating-rate bank loans also gained, albeit to a lesser extent, with the S&P®/LSTA Leveraged Performing Loan Index rising 1.88%.

Comments from Lead Co-Portfolio Manager Joanna Bewick:  For the year, the fund’s share classes (excluding sales charges, if applicable) underperformed the benchmark Fidelity Strategic Real Return Composite Index℠. In aggregate, fund allocation benefited results versus the Composite index. Underweighting the weak commodities asset class, along with overweightings in floating-rate and real estate debt, were the biggest positives. Security selection within the fund’s five subportfolios had a net negative effect on relative results. Specifically, security selection within the fund’s floating-rate debt subportfolio hurt most. The subportfolio underperformed its benchmark, mainly due to an overweighting in the weak-performing oil & gas group, along with positioning in nonferrous metals/minerals.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

The information in the Quality Diversification and Asset Allocation tables is based on the combined investments of the Fund and its pro-rata share of investments of each Fidelity Central Fund other than the Commodity Strategy and Money Market Central Funds.

Holdings Distribution (% of fund's net assets)

As of September 30, 2015
Commodity Related Investments*	23.9%
Inflation-Protected Investments	26.9%
Floating Rate High Yield**	26.8%
Real Estate Related Investments	21.1%
Cash & Cash Equivalents	1.2%

As of March 31, 2015
Commodity Related Investments*	23.0%
Inflation-Protected Investments	26.6%
Floating Rate High Yield**	26.9%
Real Estate Related Investments	22.4%
Cash & Cash Equivalents	0.9%

* Represents investment in Fidelity® Commodity Strategy Central Fund

** Represents investment in Fidelity® Floating Rate High Income Central Fund

Quality Diversification (% of fund's net assets)

As of September 30, 2015
U.S. Government and U.S. Government Agency Obligations	26.9%
AA	0.3%
A	0.2%
BBB	1.6%
BB and Below	27.5%
Not Rated	1.8%
Equities*	39.6%
Short-Term Investments and Net Other Assets	2.1%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 23.9%

As of March 31, 2015
U.S. Government and U.S. Government Agency Obligations	26.6%
AA	0.2%
A	0.3%
BBB	1.9%
BB and Below	25.9%
Not Rated	1.6%
Equities*	40.3%
Short-Term Investments and Net Other Assets	3.2%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 23.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of September 30, 2015*,**
Stocks	15.7%
U.S. Government and U.S. Government Agency Obligations	26.9%
Corporate Bonds	2.5%
Asset-Backed Securities	0.8%
Bank Loan Obligations	26.3%
CMOs and Other Mortgage Related Securities	1.8%
Other Investments***	23.9%
Short-Term Investments and Net Other Assets (Liabilities)	2.1%

 * Foreign investments - 3.1%

 ** U.S. Treasury Inflation-Indexed Securities - 26.9%

 *** Includes investment in Fidelity® Commodity Strategy Central Fund of 23.9%

As of March 31, 2015*,**
Stocks	17.3%
U.S. Government and U.S. Government Agency Obligations	26.6%
Corporate Bonds	2.3%
Asset-Backed Securities	0.7%
Bank Loan Obligations	25.2%
CMOs and Other Mortgage Related Securities	1.7%
Other Investments***	23.0%
Short-Term Investments and Net Other Assets (Liabilities)	3.2%

 * Foreign investments - 3.6%

 ** U.S. Treasury Inflation-Indexed Securities - 26.6%

 *** Includes investment in Fidelity® Commodity Strategy Central Fund of 23.0%

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Investments September 30, 2015

Showing Percentage of Net Assets

Corporate Bonds - 2.1%
		Principal Amount(a)	Value
Convertible Bonds - 0.4%
FINANCIALS - 0.4%
Diversified Financial Services - 0.1%
RWT Holdings, Inc. 5.625% 11/15/19 (b)		$690,000	$647,255
Real Estate Investment Trusts - 0.2%
Apollo Commercial Real Estate Finance, Inc. 5.5% 3/15/19		220,000	215,463
RAIT Financial Trust 4% 10/1/33		1,240,000	1,032,300
Redwood Trust, Inc. 4.625% 4/15/18		350,000	335,781
Resource Capital Corp.:
6% 12/1/18		120,000	109,800
8% 1/15/20		360,000	336,784
Spirit Realty Capital, Inc. 3.75% 5/15/21		100,000	91,250
Starwood Property Trust, Inc. 3.75% 10/15/17		120,000	119,025
Starwood Waypoint Residential 4.5% 10/15/17 (b)		70,000	70,306
			2,310,709
Thrifts & Mortgage Finance - 0.1%
IAS Operating Partnership LP 5% 3/15/18 (b)		990,000	935,550
TOTAL FINANCIALS			3,893,514
Nonconvertible Bonds - 1.7%
CONSUMER DISCRETIONARY - 0.6%
Hotels, Restaurants & Leisure - 0.1%
Times Square Hotel Trust 8.528% 8/1/26 (b)		523,996	642,238
Household Durables - 0.5%
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co. 6.875% 2/15/21 (b)		255,000	234,600
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (b)		180,000	171,450
Calatlantic Group, Inc.:
5.875% 11/15/24		120,000	123,000
8.375% 5/15/18		1,403,000	1,578,375
10.75% 9/15/16		176,000	189,200
D.R. Horton, Inc. 6.5% 4/15/16		189,000	192,544
KB Home:
8% 3/15/20		140,000	148,400
9.1% 9/15/17		205,000	224,475
Lennar Corp. 4.125% 12/1/18		260,000	263,250
M/I Homes, Inc. 8.625% 11/15/18		1,181,000	1,210,525
Meritage Homes Corp. 7% 4/1/22		470,000	507,013
Ryland Group, Inc. 8.4% 5/15/17		129,000	139,965
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.875% 4/15/23 (b)		140,000	140,000
William Lyon Homes, Inc. 8.5% 11/15/20		280,000	300,300
			5,423,097
Media - 0.0%
Outfront Media Capital LLC / Corp. 5.625% 2/15/24 (b)		45,000	45,619
TOTAL CONSUMER DISCRETIONARY			6,110,954
FINANCIALS - 1.1%
Real Estate Investment Trusts - 0.7%
ARC Properties Operating Partnership LP 4.6% 2/6/24		55,000	52,800
Commercial Net Lease Realty, Inc. 6.15% 12/15/15		214,000	216,150
CTR Partnership LP/CareTrust Capital Corp. 5.875% 6/1/21		105,000	107,100
DDR Corp.:
7.5% 7/15/18		563,000	644,125
9.625% 3/15/16		526,000	544,581
DuPont Fabros Technology LP 5.875% 9/15/21		300,000	307,500
Equity One, Inc.:
6% 9/15/16		189,000	196,848
6.25% 1/15/17		189,000	199,470
Health Care Property Investors, Inc. 6.3% 9/15/16		900,000	938,921
Healthcare Realty Trust, Inc. 3.75% 4/15/23		177,000	173,325
Hospitality Properties Trust:
5.625% 3/15/17		292,000	305,984
6.7% 1/15/18		189,000	202,852
iStar Financial, Inc.:
7.125% 2/15/18		265,000	270,963
9% 6/1/17		395,000	414,750
Lexington Corporate Properties Trust 4.25% 6/15/23		500,000	510,380
MPT Operating Partnership LP/MPT Finance Corp. 6.375% 2/15/22		170,000	177,650
National Retail Properties, Inc. 6.875% 10/15/17		379,000	416,032
Omega Healthcare Investors, Inc. 4.5% 4/1/27 (b)		83,000	79,029
Potlatch Corp. 7.5% 11/1/19		189,000	209,790
Prologis LP 7.625% 7/1/17		297,000	325,251
Reckson Operating Partnership LP/SL Green Realty Corp./SL Green Operating Partnership LP 7.75% 3/15/20		189,000	224,079
Senior Housing Properties Trust:
3.25% 5/1/19		118,000	118,734
4.75% 5/1/24		163,000	163,475
6.75% 4/15/20		134,000	150,527
United Dominion Realty Trust, Inc. 5.25% 1/15/16		189,000	191,105
			7,141,421
Real Estate Management & Development - 0.3%
Brandywine Operating Partnership LP 6% 4/1/16		189,000	193,145
CBRE Group, Inc.:
5% 3/15/23		270,000	271,391
5.25% 3/15/25		120,000	121,657
Excel Trust LP 4.625% 5/15/24		96,000	94,995
First Industrial LP 5.75% 1/15/16		189,000	191,271
Forestar U.S.A. Real Estate Group 8.5% 6/1/22 (b)		570,000	589,950
Howard Hughes Corp. 6.875% 10/1/21 (b)		345,000	350,486
Kennedy-Wilson, Inc. 5.875% 4/1/24		110,000	107,525
Mid-America Apartments LP 6.05% 9/1/16		284,000	295,053
Realogy Group LLC/Realogy Co.-Issuer Corp. 4.5% 4/15/19 (b)		190,000	190,000
Regency Centers LP 5.875% 6/15/17		114,000	121,591
Ventas Realty LP/Ventas Capital Corp. 4% 4/30/19		141,000	148,344
			2,675,408
Thrifts & Mortgage Finance - 0.1%
Cantor Commercial Real Estate Co. LP/CCRE Finance Corp. 7.75% 2/15/18 (b)		220,000	227,700
Ocwen Financial Corp. 7.125% 5/15/19 (b)(c)		340,000	304,300
Wrightwood Capital LLC 1.9% 4/20/20 (d)		17,211	576,573
			1,108,573
TOTAL FINANCIALS			10,925,402
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Sabra Health Care LP/Sabra Capital Corp. 5.5% 2/1/21		120,000	125,100
INDUSTRIALS - 0.0%
Industrial Conglomerates - 0.0%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 7.375% 10/1/17		165,000	165,825
MATERIALS - 0.0%
Paper & Forest Products - 0.0%
Plum Creek Timberlands LP 5.875% 11/15/15		379,000	381,069

TOTAL NONCONVERTIBLE BONDS			17,708,350

TOTAL CORPORATE BONDS
(Cost $17,871,116)			21,601,864

U.S. Treasury Inflation-Protected Obligations - 26.9%
U.S. Treasury Inflation-Indexed Bonds:
0.625% 2/15/43		$4,774,938	$4,036,126
0.75% 2/15/42		8,343,822	7,327,066
0.75% 2/15/45		5,335,920	4,642,842
1.375% 2/15/44		2,281,494	2,321,740
1.75% 1/15/28		2,706,692	2,997,856
2% 1/15/26		12,154,061	13,661,287
2.125% 2/15/40		1,644,109	1,943,360
2.125% 2/15/41		4,312,299	5,126,526
2.375% 1/15/25		10,380,672	11,964,607
2.375% 1/15/27		9,805,818	11,498,155
2.5% 1/15/29		4,599,677	5,528,926
3.625% 4/15/28		5,270,629	6,998,852
3.875% 4/15/29		6,027,583	8,325,463
U.S. Treasury Inflation-Indexed Notes:
0.125% 4/15/17		2,731,898	2,722,970
0.125% 4/15/18		15,228,195	15,218,875
0.125% 4/15/19		2,037,000	2,031,457
0.125% 4/15/20		2,038,200	2,027,186
0.125% 1/15/22		20,086,892	19,605,647
0.125% 7/15/22		11,467,580	11,200,821
0.125% 1/15/23		15,922,522	15,376,332
0.125% 7/15/24		11,659,044	11,144,705
0.25% 1/15/25		4,836,480	4,643,272
0.375% 7/15/23		11,895,916	11,709,804
0.375% 7/15/25		3,069,429	2,994,430
0.625% 7/15/21		10,558,092	10,719,209
0.625% 1/15/24		4,244,662	4,231,312
1.125% 1/15/21		14,973,701	15,580,591
1.25% 7/15/20		5,353,365	5,626,573
1.375% 7/15/18		6,018,343	6,262,056
1.375% 1/15/20		4,180,513	4,391,687
1.625% 1/15/18		10,346,033	10,715,552
1.875% 7/15/19		3,526,407	3,769,168
2.125% 1/15/19		11,760,411	12,535,480
2.375% 1/15/17		10,893,381	11,188,690
2.5% 7/15/16		332,069	337,681
2.625% 7/15/17		11,541,384	12,094,113
TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS
(Cost $287,055,119)			282,500,417

Asset-Backed Securities - 0.8%
American Homes 4 Rent:
Series 2014-SFR3 Class E, 6.418% 12/17/36 (b)		$330,000	$347,949
Series 2015-SFR1 Class E, 5.639% 4/17/52 (b)		100,000	99,688
Series 2015-SFR2:
Class E, 6.07% 10/17/45 (b)		147,000	149,774
Class XS, 0% 10/17/45 (b)(e)		147,000	0
CapLease CDO Ltd. Series 2005-1A Class A, 4.926% 1/29/40 (b)		776,650	800,493
Conseco Finance Securitizations Corp.:
Series 2002-1 Class M2, 9.546% 12/1/33		284,000	302,984
Series 2002-2 Class M2, 9.163% 3/1/33		474,000	395,686
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A Class D, 9% 12/28/35 (b)		334,627	312,006
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27		234,102	243,942
Fairfield Street Solar Corp. Series 2004-1A Class E1, 3.6902% 11/28/39 (b)(c)		945,545	536,597
Invitation Homes Trust:
Series 2014-SFR1 Class F, 3.936% 6/17/31 (b)(c)		140,000	135,261
Series 2014-SFR3:
Class E, 4.713% 12/17/31 (b)(c)		160,000	161,223
Class F, 5.213% 12/17/31 (b)(c)		100,000	100,000
Series 2015-SFR2 Class E, 3.3476% 6/17/32 (b)(c)		100,000	96,431
Lehman ABS Manufactured Housing Contract Trust Series 2001-B Class M2, 7.17% 4/15/40		686,503	449,863
Merit Securities Corp. Series 13 Class M1, 7.845% 12/28/33 (c)		1,900,000	1,991,797
Residential Asset Securities Corp. Series 2003-KS10 Class MI3, 6.41% 12/25/33		45,672	40,646
Starwood Waypoint Residential Trust Series 2014-1 Class F, 4.736% 1/17/32 (b)(c)		149,000	146,430
Taberna Preferred Funding III Ltd. Series 2005-3A Class D, 2.9537% 2/5/36 (b)(c)		328,729	33
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A:
Class A1, 0.6534% 11/21/40 (b)(c)		931,591	908,954
Class F, 2.2834% 11/21/40 (b)(c)		1,500,000	1,050,300
TOTAL ASSET-BACKED SECURITIES
(Cost $8,346,332)			8,270,057

Collateralized Mortgage Obligations - 0.0%
Private Sponsor - 0.0%
Countrywide Home Loans, Inc. Series 2003-J15:
Class B3, 4.9013% 1/25/19 (b)(c)		10,634	7,151
Class B4, 4.9013% 1/25/19 (b)(c)		21,476	13,672
FREMF Mortgage Trust:
Series 2010-K6 Class B, 5.5325% 12/25/46 (b)(c)		189,000	210,279
Series 2010-K7 Class B, 5.6242% 4/25/20 (b)(c)		95,000	106,943
Merrill Lynch Mortgage Investors Trust Series 1998-C3 Class F, 6% 12/15/30 (b)		20,465	20,929
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $306,807)			358,974

Commercial Mortgage Securities - 1.8%
Banc of America Commercial Mortgage Trust Series 2005-1 Class CJ, 5.5151% 11/10/42 (c)		68,433	68,372
Bear Stearns Commercial Mortgage Securities, Inc. Series 2006-PW11 Class AJ, 5.5961% 3/11/39 (c)		568,000	572,906
BLCP Hotel Trust Series 2014-CLMZ Class M, 5.9345% 8/15/29 (b)(c)		986,790	980,657
Carefree Portfolio Trust floater Series 2014-CARE Class E, 4.207% 11/15/19 (b)(c)		150,000	150,870
CGBAM Commercial Mortgage Trust:
floater Series 2014-HD Class E, 3.1976% 2/15/31 (b)(c)		231,000	230,782
Series 2015-SMRT Class F, 3.9121% 4/10/28 (b)(c)		191,000	183,743
Chase Commercial Mortgage Securities Corp. Series 1998-1 Class H, 6.34% 5/18/30 (b)		379,000	397,662
Citigroup Commercial Mortgage Trust Series 2013-GC15 Class D, 5.2752% 9/10/46 (b)(c)		250,000	238,986
Claregold Trust Series 2007-2A:
Class F, 5.01% 5/15/44 (b)(c)	CAD	1,605,000	1,191,621
Class G, 5.01% 5/15/44 (b)(c)	CAD	351,000	256,037
Class H, 5.01% 5/15/44 (b)(c)	CAD	235,000	167,504
Class J, 5.01% 5/15/44 (b)(c)	CAD	235,000	161,177
Class K, 5.01% 5/15/44 (b)(c)	CAD	118,000	79,401
Class L, 5.01% 5/15/44 (b)(c)	CAD	421,000	272,756
Class M, 5.01% 5/15/44 (b)(c)	CAD	1,927,737	1,180,838
COMM Mortgage Trust:
sequential payer Series 2013-LC6 Class E, 3.5% 1/10/46 (b)		250,000	198,565
Series 2013-CR10 Class D, 4.9519% 8/10/46 (b)(c)		200,000	189,299
Series 2013-CR12 Class D, 5.2541% 10/10/46 (b)(c)		250,000	239,822
COMM Mortgage Trust pass-thru certificates Series 2005-LP5 Class F, 5.1291% 5/10/43 (b)(c)		200,000	201,837
Core Industrial Trust Series 2015-TEXW Class F, 3.977% 2/10/34 (b)(c)		223,000	204,825
Credit Suisse First Boston Mortgage Securities Corp. Series 1998-C2 Class F, 6.75% 11/15/30 (b)		78,232	78,620
DBCCRE Mortgage Trust Series 2014-ARCP Class E, 5.099% 1/10/34 (b)(c)		100,000	94,282
DBUBS Mortgage Trust Series 2011-LC1A Class E, 5.7349% 11/10/46 (b)(c)		580,000	626,233
Freddie Mac pass-thru certificates:
Series K011 Class X3, 2.6623% 12/25/43 (c)(e)		1,156,048	140,374
Series K012 Class X3, 2.365% 1/25/41 (c)(e)		653,889	70,588
Series K013 Class X3, 2.9023% 1/25/43 (c)(e)		1,124,000	150,627
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class EFX, 3.4949% 12/15/19 (b)(c)		139,000	131,422
Class FFX, 3.4949% 12/15/19 (b)(c)		244,000	226,346
GMAC Commercial Mortgage Securities, Inc. Series 1997-C2 Class G, 6.75% 4/15/29 (c)		106,302	112,298
GS Mortgage Securities Trust:
Series 2012-GC6 Class E, 5% 1/10/45 (b)(c)		153,000	138,133
Series 2012-GCJ7:
Class C, 5.9069% 5/10/45 (c)		500,000	553,116
Class D, 5.9069% 5/10/45 (b)(c)		500,000	516,820
Series 2012-GCJ9 Class D, 5.0149% 11/10/45 (b)(c)		157,000	151,484
Series 2013-GC16 Class F, 3.5% 11/10/46 (b)		269,000	203,543
Hilton U.S.A. Trust:
floater Series 2014-ORL Class E, 3.4476% 7/15/29 (b)(c)		120,000	120,615
Series 2013-HLT Class EFX, 4.6017% 11/5/30 (b)(c)		200,000	201,854
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2009-IWST Class D, 7.6935% 12/5/27 (b)(c)		641,000	756,956
Series 2010-CNTR Class D, 6.3899% 8/5/32 (b)(c)		284,000	321,305
Series 2012-CBX Class G 4% 6/15/45 (b)		151,000	107,663
JPMorgan Chase Commercial Mortgage Securities Trust floater Series 2014-INN:
Class E, 3.807% 6/15/29 (b)(c)		319,000	316,294
Class F, 4.207% 6/15/29 (b)(c)		357,000	351,674
LB-UBS Commercial Mortgage Trust Series 2006-C4 Class AJ, 6.0479% 6/15/38 (c)		589,000	601,851
LSTAR Commercial Mortgage Trust Series 2014-2 Class E, 5.1202% 1/20/41 (b)(c)		192,000	160,944
Mach One Trust LLC Series 2004-1A Class H, 6.0767% 5/28/40 (b)(c)		46,271	46,303
Morgan Stanley BAML Trust Series 2013-C12 Class D, 4.9256% 10/15/46 (b)(c)		250,000	240,825
Morgan Stanley Capital I Trust:
sequential payer Series 2006-HQ10 Class AM, 5.36% 11/12/41		881,000	908,910
Series 1997-RR Class F, 7.437% 4/30/39 (b)(c)		35,618	35,760
Series 1998-CF1 Class G, 7.35% 7/15/32 (b)		380,933	383,895
Series 2006-IQ12 Class AMFX, 5.37% 12/15/43		758,000	788,416
Series 2011-C2:
Class D, 5.4795% 6/15/44 (b)(c)		358,000	379,870
Class E, 5.4795% 6/15/44 (b)(c)		454,000	473,421
Class F, 5.4795% 6/15/44 (b)(c)		343,000	333,560
Class XB, 0.533% 6/15/44 (b)(c)(e)		12,067,221	313,639
Series 2011-C3 Class G, 5.351% 7/15/49 (b)(c)		111,000	98,518
Motel 6 Trust Series 2015-MTL6:
Class E, 5.2785% 2/5/30 (b)		128,000	125,811
Class F, 5% 2/5/30 (b)		358,000	342,813
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28(b)		268,401	338,722
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (b)		474,000	489,569
UBS Commercial Mortgage Trust Series 2012-C1 Class D, 5.7269% 5/10/45 (b)(c)		120,000	124,783
WF-RBS Commercial Mortgage Trust Series 2013-C11 Class E, 4.3196% 3/15/45 (b)(c)		220,000	186,486
WFCG Commercial Mortgage Trust floater Series 2015-BXRP Class G, 3.2176% 11/15/29 (b)(c)		111,676	103,528
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $18,078,399)			19,015,531
		Shares	Value

Common Stocks - 13.3%
CONSUMER DISCRETIONARY - 0.9%
Household Durables - 0.9%
Stanley Martin Communities LLC Class B (f)(g)		6,300	9,633,078
FINANCIALS - 12.4%
Capital Markets - 0.1%
Ellington Financial LLC		26,300	470,244
Real Estate Investment Trusts - 12.1%
Acadia Realty Trust (SBI)		126,244	3,796,157
Alexandria Real Estate Equities, Inc.		36,035	3,051,083
American Campus Communities, Inc.		5,400	195,696
American Residential Properties, Inc.		16,700	288,409
American Tower Corp.		5,900	519,082
Annaly Capital Management, Inc.		40,500	399,735
Anworth Mortgage Asset Corp.		37,300	184,262
Apartment Investment & Management Co. Class A		32,100	1,188,342
Arbor Realty Trust, Inc.		48,800	310,368
Ashford Hospitality Prime, Inc.		25,500	357,765
AvalonBay Communities, Inc.		24,009	4,197,253
Boston Properties, Inc.		44,201	5,233,398
Camden Property Trust (SBI)		3,500	258,650
Care Capital Properties, Inc.		12,411	408,694
CBL & Associates Properties, Inc.		72,670	999,213
Cedar Shopping Centers, Inc.		135,923	844,082
Chambers Street Properties		17,991	116,762
Community Healthcare Trust, Inc.		6,500	103,350
Coresite Realty Corp.		5,300	272,632
Cousins Properties, Inc.		140,200	1,292,644
CYS Investments, Inc.		69,180	502,247
DCT Industrial Trust, Inc.		81,575	2,745,815
Digital Realty Trust, Inc.		22,100	1,443,572
Douglas Emmett, Inc.		14,900	427,928
DuPont Fabros Technology, Inc.		3,700	95,756
Dynex Capital, Inc.		68,000	446,080
EastGroup Properties, Inc.		3,700	200,466
Equity Lifestyle Properties, Inc.		96,499	5,651,946
Equity Residential (SBI)		29,313	2,201,993
Essex Property Trust, Inc.		20,422	4,562,683
Extra Space Storage, Inc.		59,600	4,598,736
Federal Realty Investment Trust (SBI)		22,496	3,069,579
FelCor Lodging Trust, Inc.		238,900	1,689,023
First Potomac Realty Trust		45,500	500,500
Five Oaks Investment Corp.		2,900	18,328
General Growth Properties, Inc.		52,200	1,355,634
Hatteras Financial Corp.		27,700	419,655
HCP, Inc.		99,813	3,718,034
Healthcare Realty Trust, Inc.		23,300	579,005
Host Hotels & Resorts, Inc.		40,381	638,424
Invesco Mortgage Capital, Inc.		7,900	96,696
Kite Realty Group Trust		32,083	763,896
Lexington Corporate Properties Trust		150,500	1,219,050
Liberty Property Trust (SBI)		28,400	894,884
LTC Properties, Inc.		5,700	243,219
Mack-Cali Realty Corp.		85,640	1,616,883
MFA Financial, Inc.		577,766	3,934,586
Mid-America Apartment Communities, Inc.		48,100	3,937,947
Monmouth Real Estate Investment Corp. Class A		15,500	151,125
National Retail Properties, Inc.		9,300	337,311
New Senior Investment Group, Inc.		54,432	569,359
Newcastle Investment Corp.		54,932	241,151
NorthStar Realty Finance Corp.		5,500	67,925
Parkway Properties, Inc.		84,900	1,321,044
Pebblebrook Hotel Trust		17,700	627,465
Potlatch Corp.		14,500	417,455
Prologis, Inc.		28,277	1,099,975
Public Storage		21,234	4,493,751
Ramco-Gershenson Properties Trust (SBI)		40,300	604,903
RLJ Lodging Trust		72,100	1,821,967
Sabra Health Care REIT, Inc.		72,000	1,668,960
Select Income REIT		13,866	263,593
Senior Housing Properties Trust (SBI)		129,600	2,099,520
Simon Property Group, Inc.		63,173	11,606,144
SL Green Realty Corp.		36,419	3,939,079
Store Capital Corp.		18,600	384,276
Sun Communities, Inc.		26,750	1,812,580
Taubman Centers, Inc.		16,000	1,105,280
Terreno Realty Corp.		81,067	1,592,156
The Macerich Co.		22,400	1,720,768
Two Harbors Investment Corp.		74,000	652,680
UDR, Inc.		117,300	4,044,504
Urban Edge Properties		123,073	2,657,146
Ventas, Inc.		86,547	4,851,825
VEREIT, Inc.		31,100	240,092
Vornado Realty Trust		5,247	474,434
Welltower, Inc.		16,075	1,088,599
Weyerhaeuser Co.		26,000	710,840
WP Carey, Inc.		26,800	1,549,308
WP Glimcher, Inc.		99,861	1,164,379
			126,969,736
Real Estate Management & Development - 0.2%
Forest City Enterprises, Inc. Class A (f)		93,931	1,890,831
Kennedy-Wilson Holdings, Inc.		22,300	494,391
			2,385,222

TOTAL FINANCIALS			129,825,202

TOTAL COMMON STOCKS
(Cost $139,160,899)			139,458,280

Preferred Stocks - 2.3%
Convertible Preferred Stocks - 0.1%
FINANCIALS - 0.1%
Real Estate Investment Trusts - 0.1%
Lexington Corporate Properties Trust Series C, 6.50%		15,900	752,269
Nonconvertible Preferred Stocks - 2.2%
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Red Lion Hotels Capital Trust 9.50%		9,546	243,518
FINANCIALS - 2.2%
Real Estate Investment Trusts - 2.2%
AG Mortgage Investment Trust, Inc.:
8.00%		20,279	462,564
8.25%		500	11,330
American Capital Agency Corp. Series B, 7.75%		8,000	194,720
American Capital Mortgage Investment Corp. Series A, 8.125%		6,200	153,574
American Home Mortgage Investment Corp.:
Series A, 9.75% (f)		81,500	1
Series B, 9.25% (f)		233,544	2
American Homes 4 Rent:
Series A, 5.00%		24,600	611,310
Series B, 5.00%		5,720	142,485
Series C, 5.50%		20,992	524,989
Annaly Capital Management, Inc.:
Series A, 7.875%		35,200	883,872
Series C, 7.625%		2,324	57,356
Series D, 7.50%		13,671	337,127
Anworth Mortgage Asset Corp. Series A, 8.625%		41,700	1,038,330
Apollo Commercial Real Estate Finance, Inc. Series A, 8.625%		13,174	332,117
Apollo Residential Mortgage, Inc. Series A, 8.00%		11,647	263,688
Arbor Realty Trust, Inc.:
7.375%		12,320	292,723
Series A, 8.25%		8,989	221,849
Armour Residential REIT, Inc. Series B, 7.875%		5,645	123,569
Campus Crest Communities, Inc. Series A, 8.00%		8,596	209,141
CBL & Associates Properties, Inc.:
Series D, 7.375%		10,347	258,985
Series E, 6.625%		3,000	74,310
Cedar Shopping Centers, Inc. Series B, 7.25%		12,171	294,051
Chesapeake Lodging Trust Series A, 7.75%		4,050	105,300
Colony Financial, Inc. 7.125%		5,900	128,974
Coresite Realty Corp. Series A, 7.25%		14,176	362,906
CYS Investments, Inc. Series A, 7.75%		2,162	48,753
DDR Corp.:
Series J, 6.50%		13,519	339,732
Series K, 6.25%		5,623	138,663
Digital Realty Trust, Inc. Series G, 5.875%		6,286	147,532
Dynex Capital, Inc.:
Series A, 8.50%		20,755	498,120
Series B, 7.625%		10,545	239,899
Equity Lifestyle Properties, Inc. Series C, 6.75%		29,989	785,712
Essex Property Trust, Inc. Series H, 7.125%		1,900	48,393
First Potomac Realty Trust 7.75%		22,008	560,544
General Growth Properties, Inc. Series A, 6.375%		3,847	93,328
Hatteras Financial Corp. Series A, 7.625%		16,340	386,604
Hudson Pacific Properties, Inc. 8.375%		11,698	295,725
Inland Real Estate Corp. Series B, 6.95%		9,000	225,450
Invesco Mortgage Capital, Inc.:
Series A, 7.75%		6,507	156,233
Series B, 7.75%		21,900	503,919
iStar Financial, Inc.:
Series E, 7.875%		5,011	118,761
Series F, 7.80%		18,316	430,609
Series G, 7.65%		6,000	141,300
Kite Realty Group Trust 8.25%		900	22,824
LaSalle Hotel Properties Series I, 6.375%		4,963	124,819
LBA Realty Fund II Series B, 7.625%		27,795	625,388
MFA Financial, Inc.:
8.00%		11,262	287,294
Series B, 7.50%		64,227	1,573,562
National Retail Properties, Inc.:
5.70%		7,472	182,989
Series D, 6.625%		3,500	88,690
New York Mortgage Trust, Inc.:
7.875%		3,200	66,976
Series B, 7.75%		8,886	191,049
NorthStar Realty Finance Corp.:
Series B, 8.25%		9,191	215,345
Series C, 8.875%		10,582	257,354
Series D, 8.50%		8,486	203,664
Series E, 8.75%		13,700	331,951
Pebblebrook Hotel Trust:
Series A, 7.875%		11,500	291,985
Series B, 8.00%		7,600	196,232
Series C, 6.50%		7,058	172,921
Pennsylvania (REIT) 7.375%		4,082	103,479
Prologis, Inc. Series Q, 8.54%		3,700	236,800
PS Business Parks, Inc.:
Series S, 6.45%		1,800	45,666
Series T, 6.00%		5,100	127,092
Series U, 5.75%		6,700	159,795
Public Storage 6.375%		4,000	104,240
RAIT Financial Trust:
7.125%		12,402	270,488
7.625%		8,860	188,275
Regency Centers Corp. Series 6, 6.625%		2,300	58,075
Saul Centers, Inc. Series C, 6.875%		14,926	384,345
Senior Housing Properties Trust 5.625%		7,800	191,334
Stag Industrial, Inc. Series A, 9.00%		40,000	1,060,800
Summit Hotel Properties, Inc.:
Series B, 7.875%		9,827	255,502
Series C, 7.125%		6,788	169,700
Sun Communities, Inc. Series A, 7.125%		15,940	410,296
Taubman Centers, Inc. Series K, 6.25%		4,319	107,370
Terreno Realty Corp. Series A, 7.75%		5,000	128,500
UMH Properties, Inc. Series A, 8.25%		14,000	359,520
Urstadt Biddle Properties, Inc. 6.75%		6,500	165,750
VEREIT, Inc. Series F, 6.70%		54,923	1,329,137
Wells Fargo Real Estate Investment Corp. 6.375%		7,000	179,480
WP Glimcher, Inc.:
6.875%		702	17,452
7.50%		2,898	73,609
			23,204,298
Real Estate Management & Development - 0.0%
Kennedy-Wilson, Inc. 7.75%		7,372	185,774
TOTAL FINANCIALS			23,390,072

TOTAL NONCONVERTIBLE PREFERRED STOCKS			23,633,590

TOTAL PREFERRED STOCKS
(Cost $32,291,848)			24,385,859
		Principal Amount(a)	Value

Bank Loan Obligations - 0.8%
CONSUMER DISCRETIONARY - 0.3%
Hotels, Restaurants & Leisure - 0.3%
Caesars Entertainment Resort Properties LLC Tranche B 1LN, term loan 7% 10/11/20 (c)		314,746	292,713
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (c)		162,937	142,367
Cooper Hotel Group 12% 11/6/17		988,901	1,038,346
ESH Hospitality, Inc. Tranche B, term loan 5% 6/24/19 (c)		605,885	610,932
Four Seasons Holdings, Inc. Tranche 2LN, term loan 6.25% 12/27/20 (c)		75,000	74,625
Hilton Worldwide Finance, LLC Tranche B, term loan 3.5% 10/25/20 (c)		403,931	402,581
La Quinta Intermediate Holdings LLC Tranche B LN, Tranche B, term loan 3.75% 4/14/21 (c)		223,403	221,169
Playa Resorts Holding BV Tranche B, term loan 4% 8/9/19 (c)		44,433	44,184
			2,826,917
Multiline Retail - 0.0%
JC Penney Corp., Inc. Tranche B, term loan 6% 5/22/18 (c)		392,158	389,464
Specialty Retail - 0.0%
The Pep Boys - Manny, Moe & Jack Tranche B, term loan 4.25% 10/11/18 (c)		277,163	276,991

TOTAL CONSUMER DISCRETIONARY			3,493,372

CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Albertson's LLC Tranche B 3LN, term loan 5% 8/25/19 (c)		234,000	233,740
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
TPF II Power, LLC Tranche B, term loan 5.5% 10/2/21 (c)		157,782	157,487
FINANCIALS - 0.3%
Real Estate Management & Development - 0.3%
CityCenter 8.74% 7/12/16 (c)		1,388,065	1,388,065
Realogy Corp. Credit-Linked Deposit 4.4463% 10/10/16 (c)		14,097	14,010
Realogy Group LLC Tranche B, term loan 3.75% 3/5/20 (c)		1,231,823	1,227,980
			2,630,055
Thrifts & Mortgage Finance - 0.0%
Ocwen Loan Servicing, LLC Tranche B, term loan 5% 2/15/18 (c)		382,552	382,456

TOTAL FINANCIALS			3,012,511

INDUSTRIALS - 0.1%
Commercial Services & Supplies - 0.0%
Pilot Travel Centers LLC Tranche B, term loan 4.25% 10/3/21 (c)		495,000	496,337
Construction & Engineering - 0.1%
Drumm Investors LLC Tranche B, term loan 6.75% 5/4/18 (c)		624,421	627,025

TOTAL INDUSTRIALS			1,123,362

TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
SBA Senior Finance II, LLC term loan 3.25% 3/24/21 (c)		88,875	87,678
UTILITIES - 0.1%
Electric Utilities - 0.1%
La Frontera Generation, LLC Tranche B, term loan 4.5% 9/30/20 (c)		415,489	367,014
Southeast Powergen LLC Tranche B, term loan 4.5% 12/2/21 (c)		99,250	98,630
			465,644
TOTAL BANK LOAN OBLIGATIONS
(Cost $8,617,049)			8,573,794
		Shares	Value

Equity Funds - 23.9%
Fidelity Commodity Strategy Central Fund (h)
(Cost $446,003,626)		37,781,685	250,114,753

Fixed-Income Funds - 26.8%
Fidelity Floating Rate Central Fund (h)
(Cost $282,692,586)		2,750,405	280,596,318
		Principal Amount(a)	Value

Preferred Securities - 0.0%
FINANCIALS - 0.0%
Thrifts & Mortgage Finance - 0.0%
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (Cost $594,368)(b)(c)		500,000	250
		Shares	Value

Money Market Funds - 1.2%
Fidelity Cash Central Fund, 0.18% (i)
(Cost $12,664,273)		12,664,273	12,664,273
TOTAL INVESTMENT PORTFOLIO - 99.9%
(Cost $1,253,682,422)			1,047,540,370
NET OTHER ASSETS (LIABILITIES) - 0.1%			1,479,124
NET ASSETS - 100%			$1,049,019,494

Currency Abbreviations

CAD – Canadian dollar

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $24,880,919 or 2.4% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Non-income producing - Security is in default.

 (e) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (f) Non-income producing

 (g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $9,633,078 or 0.9% of net assets.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Stanley Martin Communities LLC Class B	10/3/05 - 11/6/07	$5,455,789

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$14,642
Fidelity Commodity Strategy Central Fund	327,138
Fidelity Floating Rate Central Fund	15,518,309
Fidelity Securities Lending Cash Central Fund	221
Total	$15,860,310

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$276,896,754	$65,459,328	$9,000,458	$250,114,753	86.4%
Fidelity Floating Rate Central Fund	320,800,994	5,492,475	30,486,353	280,596,318	17.6%
Total	$597,697,748	$70,951,803	$39,486,811	$530,711,071

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$9,876,596	$243,518	$--	$9,633,078
Financials	153,967,543	152,978,471	989,069	3
Corporate Bonds	21,601,864	--	21,025,291	576,573
U.S. Government and Government Agency Obligations	282,500,417	--	282,500,417	--
Asset-Backed Securities	8,270,057	--	4,171,165	4,098,892
Collateralized Mortgage Obligations	358,974	--	338,151	20,823
Commercial Mortgage Securities	19,015,531	--	15,706,197	3,309,334
Bank Loan Obligations	8,573,794	--	6,133,373	2,440,421
Equity Funds	250,114,753	250,114,753	--	--
Fixed-Income Funds	280,596,318	280,596,318	--	--
Preferred Securities	250	--	--	250
Money Market Funds	12,664,273	12,664,273	--	--
Total Investments in Securities:	$1,047,540,370	$696,597,333	$330,863,663	$20,079,374

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Beginning Balance	$27,490,691
Net Realized Gain (Loss) on Investment Securities	785,012
Net Unrealized Gain (Loss) on Investment Securities	1,525,322
Cost of Purchases	18,516
Proceeds of Sales	(11,493,515)
Amortization/Accretion	500,084
Transfers into Level 3	1,647,919
Transfers out of Level 3	(394,655)
Ending Balance	$20,079,374
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at September 30, 2015	$834,086

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		September 30, 2015
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $512,321,937)	$504,165,026
Fidelity Central Funds (cost $741,360,485)	543,375,344
Total Investments (cost $1,253,682,422)		$1,047,540,370
Cash		70,877
Receivable for investments sold		3,384,322
Receivable for fund shares sold		316,273
Dividends receivable		776,754
Interest receivable		1,353,739
Distributions receivable from Fidelity Central Funds		1,221,541
Prepaid expenses		3,625
Other receivables		3,675
Total assets		1,054,671,176
Liabilities
Payable for investments purchased	$3,481,405
Payable for fund shares redeemed	1,343,426
Accrued management fee	490,939
Distribution and service plan fees payable	56,280
Other affiliated payables	182,127
Other payables and accrued expenses	97,505
Total liabilities		5,651,682
Net Assets		$1,049,019,494
Net Assets consist of:
Paid in capital		$1,489,750,977
Undistributed net investment income		6,991,890
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(241,581,226)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(206,142,147)
Net Assets		$1,049,019,494
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($78,112,232÷ 9,132,435 shares)		$8.55
Maximum offering price per share (100/96.00 of $8.55)		$8.91
Class T:
Net Asset Value and redemption price per share ($14,804,684 ÷ 1,728,745 shares)		$8.56
Maximum offering price per share (100/96.00 of $8.56)		$8.92
Class B:
Net Asset Value and offering price per share ($1,508,002 ÷ 177,012 shares)(a)		$8.52
Class C:
Net Asset Value and offering price per share ($41,339,494 ÷ 4,886,111 shares)(a)		$8.46
Strategic Real Return:
Net Asset Value, offering price and redemption price per share ($543,473,279 ÷ 63,256,430 shares)		$8.59
Class I:
Net Asset Value, offering price and redemption price per share ($369,781,803 ÷ 43,127,037 shares)		$8.57

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended September 30, 2015
Investment Income
Dividends		$7,138,362
Interest		5,583,257
Income from Fidelity Central Funds		15,860,310
Total income		28,581,929
Expenses
Management fee	$6,616,367
Transfer agent fees	1,874,895
Distribution and service plan fees	874,127
Accounting and security lending fees	486,223
Custodian fees and expenses	32,493
Independent trustees' compensation	5,037
Registration fees	100,122
Audit	186,099
Legal	3,252
Interest	133
Miscellaneous	67,620
Total expenses before reductions	10,246,368
Expense reductions	(11,479)	10,234,889
Net investment income (loss)		18,347,040
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	15,451,782
Fidelity Central Funds	644,385
Foreign currency transactions	(3,027)
Total net realized gain (loss)		16,093,140
Change in net unrealized appreciation (depreciation) on: Investment securities	(103,503,138)
Assets and liabilities in foreign currencies	1,050
Total change in net unrealized appreciation (depreciation)		(103,502,088)
Net gain (loss)		(87,408,948)
Net increase (decrease) in net assets resulting from operations		$(69,061,908)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended September 30, 2015	Year ended September 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$18,347,040	$25,997,619
Net realized gain (loss)	16,093,140	13,840,317
Change in net unrealized appreciation (depreciation)	(103,502,088)	(10,404,036)
Net increase (decrease) in net assets resulting from operations	(69,061,908)	29,433,900
Distributions to shareholders from net investment income	(18,819,862)	(26,041,371)
Distributions to shareholders from net realized gain	(4,372,630)	(9,672,762)
Total distributions	(23,192,492)	(35,714,133)
Share transactions - net increase (decrease)	(63,471,823)	(186,510,312)
Redemption fees	30,782	33,541
Total increase (decrease) in net assets	(155,695,441)	(192,757,004)
Net Assets
Beginning of period	1,204,714,935	1,397,471,939
End of period (including undistributed net investment income of $6,991,890 and undistributed net investment income of $8,680,038, respectively)	$1,049,019,494	$1,204,714,935

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Strategic Real Return Fund Class A

Years ended September 30,	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$9.25	$9.31	$9.78	$9.20	$9.08
Income from Investment Operations
Net investment income (loss)A	.124	.173	.188	.178	.233
Net realized and unrealized gain (loss)	(.668)	.004	(.452)	.940	.101
Total from investment operations	(.544)	.177	(.264)	1.118	.334
Distributions from net investment income	(.124)	(.169)	(.177)	(.128)B	(.214)
Distributions from net realized gain	(.032)	(.068)	(.030)	(.410)B	–
Total distributions	(.156)	(.237)	(.207)	(.538)	(.214)
Redemption fees added to paid in capitalA	–C	–C	.001	–C	–C
Net asset value, end of period	$8.55	$9.25	$9.31	$9.78	$9.20
Total ReturnD,E	(5.98)%	1.91%	(2.72)%	12.66%	3.60%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.05%	1.05%	1.04%	1.04%	1.01%
Expenses net of fee waivers, if any	1.05%	1.05%	1.04%	1.03%	1.01%
Expenses net of all reductions	1.05%	1.05%	1.03%	1.03%	1.01%
Net investment income (loss)	1.37%	1.83%	1.96%	1.88%	2.41%
Supplemental Data
Net assets, end of period (000 omitted)	$78,112	$123,091	$169,170	$222,335	$219,906
Portfolio turnover rateH	23%	18%	23%	15%	35%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Amount represents less than $.0005 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .005% to .05%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Strategic Real Return Fund Class T

Years ended September 30,	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$9.27	$9.32	$9.79	$9.21	$9.09
Income from Investment Operations
Net investment income (loss)A	.122	.172	.187	.177	.232
Net realized and unrealized gain (loss)	(.677)	.015	(.451)	.940	.099
Total from investment operations	(.555)	.187	(.264)	1.117	.331
Distributions from net investment income	(.123)	(.169)	(.177)	(.127)B	(.211)
Distributions from net realized gain	(.032)	(.068)	(.030)	(.410)B	–
Total distributions	(.155)	(.237)	(.207)	(.537)	(.211)
Redemption fees added to paid in capitalA	–C	–C	.001	–C	–C
Net asset value, end of period	$8.56	$9.27	$9.32	$9.79	$9.21
Total ReturnD,E	(6.08)%	2.02%	(2.72)%	12.62%	3.56%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.07%	1.06%	1.05%	1.05%	1.02%
Expenses net of fee waivers, if any	1.07%	1.06%	1.05%	1.04%	1.01%
Expenses net of all reductions	1.07%	1.06%	1.05%	1.04%	1.01%
Net investment income (loss)	1.35%	1.82%	1.94%	1.87%	2.40%
Supplemental Data
Net assets, end of period (000 omitted)	$14,805	$21,127	$25,281	$30,648	$29,038
Portfolio turnover rateH	23%	18%	23%	15%	35%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Amount represents less than $.0005 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .005% to .05%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Strategic Real Return Fund Class B

Years ended September 30,	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$9.22	$9.28	$9.74	$9.16	$9.03
Income from Investment Operations
Net investment income (loss)A	.064	.109	.119	.111	.162
Net realized and unrealized gain (loss)	(.670)	.009	(.444)	.940	.099
Total from investment operations	(.606)	.118	(.325)	1.051	.261
Distributions from net investment income	(.062)	(.110)	(.106)	(.061)B	(.131)
Distributions from net realized gain	(.032)	(.068)	(.030)	(.410)B	–
Total distributions	(.094)	(.178)	(.136)	(.471)	(.131)
Redemption fees added to paid in capitalA	–C	–C	.001	–C	–C
Net asset value, end of period	$8.52	$9.22	$9.28	$9.74	$9.16
Total ReturnD,E	(6.64)%	1.28%	(3.35)%	11.89%	2.82%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.71%	1.73%	1.77%	1.77%	1.74%
Expenses net of fee waivers, if any	1.71%	1.73%	1.75%	1.73%	1.73%
Expenses net of all reductions	1.71%	1.72%	1.74%	1.73%	1.73%
Net investment income (loss)	.71%	1.16%	1.25%	1.18%	1.68%
Supplemental Data
Net assets, end of period (000 omitted)	$1,508	$3,074	$4,263	$5,743	$6,587
Portfolio turnover rateH	23%	18%	23%	15%	35%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Amount represents less than $.0005 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .005% to .05%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Strategic Real Return Fund Class C

Years ended September 30,	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$9.16	$9.22	$9.69	$9.12	$8.99
Income from Investment Operations
Net investment income (loss)A	.054	.101	.113	.105	.158
Net realized and unrealized gain (loss)	(.665)	.011	(.449)	.933	.107
Total from investment operations	(.611)	.112	(.336)	1.038	.265
Distributions from net investment income	(.057)	(.104)	(.105)	(.058)B	(.135)
Distributions from net realized gain	(.032)	(.068)	(.030)	(.410)B	–
Total distributions	(.089)	(.172)	(.135)	(.468)	(.135)
Redemption fees added to paid in capitalA	–C	–C	.001	–C	–C
Net asset value, end of period	$8.46	$9.16	$9.22	$9.69	$9.12
Total ReturnD,E	(6.73)%	1.22%	(3.48)%	11.80%	2.88%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.82%	1.81%	1.80%	1.81%	1.77%
Expenses net of fee waivers, if any	1.82%	1.81%	1.80%	1.80%	1.76%
Expenses net of all reductions	1.82%	1.80%	1.80%	1.80%	1.76%
Net investment income (loss)	.61%	1.08%	1.19%	1.12%	1.65%
Supplemental Data
Net assets, end of period (000 omitted)	$41,339	$68,666	$86,037	$94,134	$89,790
Portfolio turnover rateH	23%	18%	23%	15%	35%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Amount represents less than $.0005 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .005% to .05%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Strategic Real Return Fund

Years ended September 30,	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$9.30	$9.36	$9.83	$9.24	$9.13
Income from Investment Operations
Net investment income (loss)A	.147	.201	.216	.212	.262
Net realized and unrealized gain (loss)	(.674)	.005	(.451)	.941	.098
Total from investment operations	(.527)	.206	(.235)	1.153	.360
Distributions from net investment income	(.151)	(.198)	(.206)	(.154)B	(.250)
Distributions from net realized gain	(.032)	(.068)	(.030)	(.410)B	–
Total distributions	(.183)	(.266)	(.236)	(.564)	(.250)
Redemption fees added to paid in capitalA	–C	–C	.001	.001	–C
Net asset value, end of period	$8.59	$9.30	$9.36	$9.83	$9.24
Total ReturnD	(5.77)%	2.22%	(2.41)%	13.03%	3.87%
Ratios to Average Net AssetsE,F
Expenses before reductions	.79%	.76%	.76%	.75%	.72%
Expenses net of fee waivers, if any	.79%	.76%	.75%	.73%	.71%
Expenses net of all reductions	.79%	.76%	.75%	.73%	.71%
Net investment income (loss)	1.63%	2.12%	2.24%	2.18%	2.70%
Supplemental Data
Net assets, end of period (000 omitted)	$543,473	$620,530	$679,780	$649,200	$3,541,743
Portfolio turnover rateG	23%	18%	23%	15%	35%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Amount represents less than $.0005 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .005% to .05%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Strategic Real Return Fund Class I

Years ended September 30,	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$9.28	$9.34	$9.81	$9.22	$9.11
Income from Investment Operations
Net investment income (loss)A	.148	.194	.208	.202	.258
Net realized and unrealized gain (loss)	(.676)	.005	(.450)	.947	.099
Total from investment operations	(.528)	.199	(.242)	1.149	.357
Distributions from net investment income	(.150)	(.191)	(.199)	(.150)B	(.247)
Distributions from net realized gain	(.032)	(.068)	(.030)	(.410)B	–
Total distributions	(.182)	(.259)	(.229)	(.560)	(.247)
Redemption fees added to paid in capitalA	–C	–C	.001	.001	–C
Net asset value, end of period	$8.57	$9.28	$9.34	$9.81	$9.22
Total ReturnD	(5.80)%	2.15%	(2.49)%	13.01%	3.84%
Ratios to Average Net AssetsE,F
Expenses before reductions	.79%	.82%	.83%	.81%	.76%
Expenses net of fee waivers, if any	.79%	.82%	.83%	.80%	.76%
Expenses net of all reductions	.79%	.82%	.82%	.80%	.75%
Net investment income (loss)	1.64%	2.06%	2.17%	2.12%	2.66%
Supplemental Data
Net assets, end of period (000 omitted)	$369,782	$368,227	$432,942	$343,822	$813,551
Portfolio turnover rateG	23%	18%	23%	15%	35%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Amount represents less than $.0005 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .005% to .05%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended September 30, 2015

1. Organization.

Fidelity Strategic Real Return Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Strategic Real Return and Class I (formerly Institutional Class) shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Commodity Strategy Central Fund	Geode Capital Management, LLC (Geode)	Seeks to provide investment returns that correspond to the performance of the commodities market.	Investment in commodity-related investments through a wholly-owned subsidiary organized under the laws of the Cayman IslandsFuturesSwaps	.05%
Fidelity Floating Rate Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt InstrumentsRestricted Securities	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through the Fund's investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations and commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value at 09/30/15	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input(a)
Asset-Backed Securities	$ 4,098,892	Discounted cash flow	Yield	7.5% - 11.5% / 10.7%	Decrease
		Expected distribution	Recovery rate	0.0% - 70.0% / 70.0%	Increase
		Market observation	Traded price	$51.00- $100.00 / $87.08	Increase
Bank Loan Obligations	$ 2,426,411	Discounted cash flow	Yield	8.8% - 9.4% / 9.0%	Decrease
Collateralized Mortgage Obligations	$ 20,823	Discounted cash flow	Yield	10.0% - 10.5% / 10.3%	Decrease
Corporate Bonds	$ 576,573	Discounted cash flow	Discount rate	20.0%	Decrease
Equities	$ 9,633,081	Adjusted book value	Book value multiple	1.3	Increase
		Expected distribution	Recovery rate	0%	Increase
Preferred Securities	$ 250	Expected distribution	Recovery rate	0.1%	Increase

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of September 30, 2015, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. For Treasury Inflation-Protected Securities (TIPS) the principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Such adjustments may have a significant impact on the Fund's distributions. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of September 30, 2015, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, equity-debt classifications, partnerships (including allocations from Fidelity Central Funds), capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$24,688,057
Gross unrealized depreciation	(253,660,116)
Net unrealized appreciation (depreciation) on securities	$(228,972,059)
Tax Cost	$1,276,512,429

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$7,071,091
Capital loss carryforward	$(218,813,825)
Net unrealized appreciation (depreciation) on securities and other investments	$(228,972,154)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$(216,385,352)
2018	(2,428,473)
Total capital loss carryforward	$(218,813,825)

Due to large redemptions in a prior period, $218,813,825 of capital losses that will be available to offset future capital gains of the Fund will be limited to approximately $50,181,925 per year.

The tax character of distributions paid was as follows:

	September 30, 2015	September 30, 2014
Ordinary Income	$23,192,492	$ 35,714,133

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 60 days may have been subject to a redemption fee equal to .75% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $158,194,583 and $179,343,161, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$259,172	$1,428
Class T	-%	.25%	46,139	–
Class B	.65%	.25%	21,983	15,883
Class C	.75%	.25%	546,833	33,953
			$874,127	$51,264

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$4,541
Class T	1,029
Class B(a)	1,707
Class C(a)	2,999
$10,276

 (a) When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Class A	$173,167.17
Class T	34,626.19
Class B	4,338.18
Class C	99,240.18
Strategic Real Return	958,979.16
Class I	604,545.15
	$ 1,874,895

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $1,184 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$12,937,000.37%		$133

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $1,421.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,775 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $221. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $7,989 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $2,588 and a portion of class-level operating expenses as follows:

Amount
Strategic Real Return	$902

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended September 30,	2015	2014
From net investment income
Class A	$1,541,179	$2,676,040
Class T	266,445	425,190
Class B	20,532	45,269
Class C	399,563	865,987
Strategic Real Return	10,148,841	13,740,970
Class I	6,443,302	8,287,915
Total	$18,819,862	$26,041,371
From net realized gain
Class A	$409,296	$1,111,868
Class T	71,347	176,901
Class B	10,521	29,513
Class C	219,185	578,587
Strategic Real Return	2,235,667	4,692,325
Class I	1,426,614	3,083,568
Total	$4,372,630	$9,672,762

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares	Shares	Dollars	Dollars
Years ended September 30,	2015	2014	2015	2014
Class A
Shares sold	792,457	1,998,605	$7,173,866	$18,835,889
Reinvestment of distributions	204,927	331,211	1,867,520	3,077,313
Shares redeemed	(5,165,680)	(7,198,466)	(46,459,304)	(67,252,488)
Net increase (decrease)	(4,168,296)	(4,868,650)	$(37,417,918)	$(45,339,286)
Class T
Shares sold	92,248	174,275	$838,626	$1,649,502
Reinvestment of distributions	34,729	59,078	316,890	549,145
Shares redeemed	(678,150)	(664,769)	(6,111,651)	(6,229,787)
Net increase (decrease)	(551,173)	(431,416)	$(4,956,135)	$(4,031,140)
Class B
Shares sold	4,709	6,635	$43,111	$61,405
Reinvestment of distributions	3,042	6,955	27,747	64,250
Shares redeemed	(164,292)	(139,609)	(1,465,486)	(1,309,958)
Net increase (decrease)	(156,541)	(126,019)	$(1,394,628)	$(1,184,303)
Class C
Shares sold	283,704	742,879	$2,549,624	$6,975,183
Reinvestment of distributions	64,021	144,459	580,650	1,327,527
Shares redeemed	(2,959,897)	(2,719,616)	(26,445,539)	(25,190,522)
Net increase (decrease)	(2,612,172)	(1,832,278)	$(23,315,265)	$(16,887,812)
Strategic Real Return
Shares sold	18,417,237	14,778,557	$167,991,088	$140,256,686
Reinvestment of distributions	1,296,635	1,884,781	11,849,123	17,588,928
Shares redeemed	(23,187,029)	(22,584,398)	(209,655,659)	(212,624,113)
Net increase (decrease)	(3,473,157)	(5,921,060)	$(29,815,448)	$(54,778,499)
Class I
Shares sold	13,765,382	10,563,994	$125,407,016	$99,455,631
Reinvestment of distributions	769,841	1,056,952	7,012,015	9,832,745
Shares redeemed	(11,091,482)	(18,310,993)	(98,991,460)	(173,577,648)
Net increase (decrease)	3,443,741	(6,690,047)	$33,427,571	$(64,289,272)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity® Strategic Real Return Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity® Strategic Real Return Fund (the Fund), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of September 30, 2015, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal controls over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2015, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity® Strategic Real Return Fund as of September 30, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
November 20, 2015

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Elizabeth S. Acton, John Engler, and Geoffrey A. von Kuhn, each of the Trustees oversees 237 funds. Ms. Acton and Mr. Engler each oversees 221 funds. Mr. von Kuhn oversees 98 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the month in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as President (2013-present) and Chief Executive Officer (2014-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present), Chairman and Director of FMR (investment adviser firm, 2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Geoffrey A. von Kuhn (1951)

Year of Election or Appointment: 2015

Trustee

Mr. von Kuhn also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Mr. von Kuhn is Chief Administrative Officer for FMR LLC (diversified financial services company, 2013-present), a Director of Pembroke Real Estate, Inc. (2009-present), and a Director of Discovery Natural Resources LLC (2012-present). Previously, Mr. von Kuhn was a managing director of Crosby Group (private wealth management company, 2007-2013), a member of the management committee and senior executive in the Wealth Management Group of AmSouth Bank (2001-2006), and head of the U.S. private bank at Citigroup (2000-2001).

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. He serves as president of the Business Roundtable (2011-present), and on the board of directors/trustees for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present), K12 Inc. (technology-based education company, 2012-present), and the Annie E. Casey Foundation (2004-present). Previously, Mr. Engler served as a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011) and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)

Year of Election or Appointment: 2007

Trustee

Mr. Keyes also serves as Trustee of other Fidelity® funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (diversified financial services company, 2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as Chief Legal Officer, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); and Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and Chief Legal Officer of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)

Year of Election or Appointment: 2015

Vice President

Mr. Goebel serves as Vice President of other funds and is an employee of Fidelity Investments (2001-present). Mr. Goebel also serves as Chief Legal Officer (CLO) of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-present). Previously, Mr. Goebel served as Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-2015), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-2015), and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-2015); General Counsel, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2008-2015) and FMR Co., Inc. (investment adviser firm, 2008-2015); Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-2015) and FMR Investment Management (U.K.) Limited (investment adviser firm, 2008-2015); Secretary and CLO of certain Fidelity® funds (2008-2015); Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2014-present), President, Fixed Income (2014-present), Vice Chairman of Pyramis Global Advisors, LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond of FMR (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2014), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of other Fidelity® funds (2008-2009).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2009

Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)

Year of Election or Appointment: 2013

Deputy Treasurer

Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present).

Michael H. Whitaker (1967)

Year of Election or Appointment: 2008

Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker also serves as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2014-present), FMR (investment adviser firm, 2014-present), and Fidelity Investments Money Management, Inc. (investment adviser firm, 2014-present) and is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Derek L. Young (1964)

Year of Election or Appointment: 2009

Vice President of Fidelity's Asset Allocation Funds

Mr. Young also serves as Trustee or an officer of other funds. He is a Director of Strategic Advisers, Inc. (investment adviser firm, 2011-present), President of Fidelity Global Asset Allocation (GAA) (2011-present), and Vice Chairman of Pyramis Global Advisors, LLC (investment adviser firm, 2011-present). Previously, Mr. Young served as President of Strategic Advisers, Inc. (2011-2015), Chief Investment Officer of GAA (2009-2011), and as a portfolio manager.

Joseph F. Zambello (1957)

Year of Election or Appointment: 2011

Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments (1991-present). Previously, Mr. Zambello served as Vice President of the Program Management Group of FMR (investment adviser firm, 2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2015 to September 30, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio--A,B-	Beginning Account Value April 1, 2015	Ending Account Value September 30, 2015	Expenses Paid During Period-C April 1, 2015 to September 30, 2015
Class A	1.05%
Actual		$1,000.00	$951.90	$5.14
Hypothetical-D		$1,000.00	$1,019.80	$5.32
Class T	1.08%
Actual		$1,000.00	$951.90	$5.28
Hypothetical-D		$1,000.00	$1,019.65	$5.47
Class B	1.71%
Actual		$1,000.00	$948.80	$8.35
Hypothetical-D		$1,000.00	$1,016.50	$8.64
Class C	1.82%
Actual		$1,000.00	$948.40	$8.89
Hypothetical-D		$1,000.00	$1,015.94	$9.20
Strategic Real Return	.80%
Actual		$1,000.00	$953.50	$3.92
Hypothetical-D		$1,000.00	$1,021.06	$4.05
Class I	.79%
Actual		$1,000.00	$953.40	$3.87
Hypothetical-D		$1,000.00	$1,021.11	$4.00

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year ranged from less than .005% to .06%.

 C Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

 D 5% return per year before expenses

Distributions (Unaudited)

A total of 1.07% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $4,834,355 of distributions paid during the period January 1, 2015 to September 30, 2015 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2016 of amounts for use in preparing 2015 income tax returns.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Strategic Real Return Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund, including the fund's sub-advisory agreement with Geode Capital Management, LLC (Geode). The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2015 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; and (iv) the extent to which (if any) economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and of Geode. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staff, including their size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's and Geode's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's and Geode's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) reducing management fees and total expenses for certain index funds and diversified international funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching active fixed-income exchange-traded funds; (viii) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; (ix) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (x) modifying the eligibility criteria for certain share classes to accommodate roll-over assets from employer-sponsored retirement plans; (xi) launching a new Class W of the Freedom Index Funds to attract and retain Fidelity record-kept retirement plan assets; and (xii) implementing changes to Fidelity's money market product line in response to recent money market regulatory reforms.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against one or more securities market indices, including a customized blended index representative of the fund's asset classes (each a "benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Fidelity Strategic Real Return Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2014.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and other Fidelity fund boards to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. Committee focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Class A, Class B, and the retail class ranked below its competitive median for 2014 and the total expense ratio of each of Class T, Class C, and Class I ranked above its competitive median for 2014. The Board considered that, in general, various factors can affect total expense ratios. The Board also considered that each of Class T, Class C, and Class I was above the competitive median primarily because of higher transfer agent fees due to smaller average account sizes. Additionally, the Board considered that this fund has higher expenses because of its complex nature, which results in higher pricing and bookkeeping and audit fees. The Board also noted that the total expense ratio of Class T was above the competitive median because of higher 12b-1 fees on Class T as compared to most competitor funds. Class T has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class T is primarily sold load-waived in the retirement plan market where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans. The Board also noted that the total expense ratio of Class C was above the competitive median because of higher 12b-1 fees as compared to most competitor funds with Class C. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that, although in some cases above the median of the universe presented for comparison, the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus sector fund assets previously under FMR's management and currently managed by Fidelity SelectCo, LLC). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces; and (x) the impact of money market reform on Fidelity's money market funds. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Proxy Voting Results

A special meeting of the fund's shareholders was held on May 12, 2015. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect a Board of Trustees.
	# ofVotes	% ofVotes
Elizabeth S. Acton
Affirmative	61,921,649,981.98	98.179
Withheld	1,149,130,950.43	1.821
TOTAL	63,070,780,932.41	100.000
John Engler
Affirmative	61,778,440,926.44	97.951
Withheld	1,292,340,005.97	2.049
TOTAL	63,070,780,932.41	100.000
Albert R. Gamper, Jr.
Affirmative	61,805,239,593.17	97.994
Withheld	1,265,541,339.24	2.006
TOTAL	63,070,780,932.41	100.000
Robert F. Gartland
Affirmative	61,909,060,793.30	98.159
Withheld	1,161,720,139.11	1.841
TOTAL	63,070,780,932.41	100.000
Abigail P. Johnson
Affirmative	61,831,426,646.33	98.035
Withheld	1,239,354,286.08	1.965
TOTAL	63,070,780,932.41	100.000
Arthur E. Johnson
Affirmative	61,826,257,235.03	98.027
Withheld	1,244,523,697.38	1.973
TOTAL	63,070,780,932.41	100.000
Michael E. Kenneally
Affirmative	61,910,447,307.24	98.161
Withheld	1,160,333,625.17	1.839
TOTAL	63,070,780,932.41	100.000
James H. Keyes
Affirmative	61,814,922,622.56	98.009
Withheld	1,255,858,309.85	1.991
TOTAL	63,070,780,932.41	100.000
Marie L. Knowles
Affirmative	61,835,805,142.42	98.042
Withheld	1,234,975,789.99	1.958
TOTAL	63,070,780,932.41	100.000
Geoffrey A. von Kuhn
Affirmative	61,865,213,834.84	98.089
Withheld	1,205,567,097.57	1.911
TOTAL	63,070,780,932.41	100.000
Denotes trust-wide proposal and voting results.

ARRS-ANN-1115
1.814973.110

Fidelity® Strategic Real Return Fund Annual Report September 30, 2015

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. ©2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year.

The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred.

How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended September 30, 2015	Past 1 year	Past 5 years	Past 10 years
Fidelity® Strategic Real Return Fund	(5.77)%	1.99%	2.38%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Strategic Real Return Fund, a class of the fund, on September 30, 2005.

The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L) performed over the same period.

Period Ending Values
$12,656	Fidelity® Strategic Real Return Fund
$14,814	Barclays® U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L)

Management's Discussion of Fund Performance

Market Recap:  For the 12 months ending September 30, 2015, the Fidelity Strategic Real Return Composite Index℠ posted a return of -5.07%. Growing concerns over the declining value of emerging-market currencies, sluggish global demand for goods and services, and a sell-off in commodities made higher-quality asset classes relatively more-attractive. Among the asset classes that make up the Composite index, commodities underperformed by a wide margin. Accordingly, the Bloomberg Commodity Index Total Return℠ returned -25.99%. As commodity prices and stocks declined during the quarter, so did investors' outlook for inflation, weighing on the performance of Treasury Inflation-Protected Securities. This asset class returned -0.83% for the year, as measured by the Barclays® U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L). By contrast, real estate investment trusts (REITs) and real estate debt, as represented by the Dow Jones U.S. Select Real Estate Securities Index℠ and The BofA Merrill Lynch US Real Estate Index℠, turned in strong results during the year, advancing 11.75% and 3.35%, respectively. Floating-rate bank loans also gained, albeit to a lesser extent, with the S&P®/LSTA Leveraged Performing Loan Index rising 1.88%.

Comments from Lead Co-Portfolio Manager Joanna Bewick:  For the year, the fund’s share classes (excluding sales charges, if applicable) underperformed the benchmark Fidelity Strategic Real Return Composite Index℠. In aggregate, fund allocation benefited results versus the Composite index. Underweighting the weak commodities asset class, along with overweightings in floating-rate and real estate debt, were the biggest positives. Security selection within the fund’s five subportfolios had a net negative effect on relative results. Specifically, security selection within the fund’s floating-rate debt subportfolio hurt most. The subportfolio underperformed its benchmark, mainly due to an overweighting in the weak-performing oil & gas group, along with positioning in nonferrous metals/minerals.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

The information in the Quality Diversification and Asset Allocation tables is based on the combined investments of the Fund and its pro-rata share of investments of each Fidelity Central Fund other than the Commodity Strategy and Money Market Central Funds.

Holdings Distribution (% of fund's net assets)

As of September 30, 2015
Commodity Related Investments*	23.9%
Inflation-Protected Investments	26.9%
Floating Rate High Yield**	26.8%
Real Estate Related Investments	21.1%
Cash & Cash Equivalents	1.2%

As of March 31, 2015
Commodity Related Investments*	23.0%
Inflation-Protected Investments	26.6%
Floating Rate High Yield**	26.9%
Real Estate Related Investments	22.4%
Cash & Cash Equivalents	0.9%

* Represents investment in Fidelity® Commodity Strategy Central Fund

** Represents investment in Fidelity® Floating Rate High Income Central Fund

Quality Diversification (% of fund's net assets)

As of September 30, 2015
U.S. Government and U.S. Government Agency Obligations	26.9%
AA	0.3%
A	0.2%
BBB	1.6%
BB and Below	27.5%
Not Rated	1.8%
Equities*	39.6%
Short-Term Investments and Net Other Assets	2.1%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 23.9%

As of March 31, 2015
U.S. Government and U.S. Government Agency Obligations	26.6%
AA	0.2%
A	0.3%
BBB	1.9%
BB and Below	25.9%
Not Rated	1.6%
Equities*	40.3%
Short-Term Investments and Net Other Assets	3.2%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 23.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of September 30, 2015*,**
Stocks	15.7%
U.S. Government and U.S. Government Agency Obligations	26.9%
Corporate Bonds	2.5%
Asset-Backed Securities	0.8%
Bank Loan Obligations	26.3%
CMOs and Other Mortgage Related Securities	1.8%
Other Investments***	23.9%
Short-Term Investments and Net Other Assets (Liabilities)	2.1%

 * Foreign investments - 3.1%

 ** U.S. Treasury Inflation-Indexed Securities - 26.9%

 *** Includes investment in Fidelity® Commodity Strategy Central Fund of 23.9%

As of March 31, 2015*,**
Stocks	17.3%
U.S. Government and U.S. Government Agency Obligations	26.6%
Corporate Bonds	2.3%
Asset-Backed Securities	0.7%
Bank Loan Obligations	25.2%
CMOs and Other Mortgage Related Securities	1.7%
Other Investments***	23.0%
Short-Term Investments and Net Other Assets (Liabilities)	3.2%

 * Foreign investments - 3.6%

 ** U.S. Treasury Inflation-Indexed Securities - 26.6%

 *** Includes investment in Fidelity® Commodity Strategy Central Fund of 23.0%

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Investments September 30, 2015

Showing Percentage of Net Assets

Corporate Bonds - 2.1%
		Principal Amount(a)	Value
Convertible Bonds - 0.4%
FINANCIALS - 0.4%
Diversified Financial Services - 0.1%
RWT Holdings, Inc. 5.625% 11/15/19 (b)		$690,000	$647,255
Real Estate Investment Trusts - 0.2%
Apollo Commercial Real Estate Finance, Inc. 5.5% 3/15/19		220,000	215,463
RAIT Financial Trust 4% 10/1/33		1,240,000	1,032,300
Redwood Trust, Inc. 4.625% 4/15/18		350,000	335,781
Resource Capital Corp.:
6% 12/1/18		120,000	109,800
8% 1/15/20		360,000	336,784
Spirit Realty Capital, Inc. 3.75% 5/15/21		100,000	91,250
Starwood Property Trust, Inc. 3.75% 10/15/17		120,000	119,025
Starwood Waypoint Residential 4.5% 10/15/17 (b)		70,000	70,306
			2,310,709
Thrifts & Mortgage Finance - 0.1%
IAS Operating Partnership LP 5% 3/15/18 (b)		990,000	935,550
TOTAL FINANCIALS			3,893,514
Nonconvertible Bonds - 1.7%
CONSUMER DISCRETIONARY - 0.6%
Hotels, Restaurants & Leisure - 0.1%
Times Square Hotel Trust 8.528% 8/1/26 (b)		523,996	642,238
Household Durables - 0.5%
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co. 6.875% 2/15/21 (b)		255,000	234,600
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (b)		180,000	171,450
Calatlantic Group, Inc.:
5.875% 11/15/24		120,000	123,000
8.375% 5/15/18		1,403,000	1,578,375
10.75% 9/15/16		176,000	189,200
D.R. Horton, Inc. 6.5% 4/15/16		189,000	192,544
KB Home:
8% 3/15/20		140,000	148,400
9.1% 9/15/17		205,000	224,475
Lennar Corp. 4.125% 12/1/18		260,000	263,250
M/I Homes, Inc. 8.625% 11/15/18		1,181,000	1,210,525
Meritage Homes Corp. 7% 4/1/22		470,000	507,013
Ryland Group, Inc. 8.4% 5/15/17		129,000	139,965
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.875% 4/15/23 (b)		140,000	140,000
William Lyon Homes, Inc. 8.5% 11/15/20		280,000	300,300
			5,423,097
Media - 0.0%
Outfront Media Capital LLC / Corp. 5.625% 2/15/24 (b)		45,000	45,619
TOTAL CONSUMER DISCRETIONARY			6,110,954
FINANCIALS - 1.1%
Real Estate Investment Trusts - 0.7%
ARC Properties Operating Partnership LP 4.6% 2/6/24		55,000	52,800
Commercial Net Lease Realty, Inc. 6.15% 12/15/15		214,000	216,150
CTR Partnership LP/CareTrust Capital Corp. 5.875% 6/1/21		105,000	107,100
DDR Corp.:
7.5% 7/15/18		563,000	644,125
9.625% 3/15/16		526,000	544,581
DuPont Fabros Technology LP 5.875% 9/15/21		300,000	307,500
Equity One, Inc.:
6% 9/15/16		189,000	196,848
6.25% 1/15/17		189,000	199,470
Health Care Property Investors, Inc. 6.3% 9/15/16		900,000	938,921
Healthcare Realty Trust, Inc. 3.75% 4/15/23		177,000	173,325
Hospitality Properties Trust:
5.625% 3/15/17		292,000	305,984
6.7% 1/15/18		189,000	202,852
iStar Financial, Inc.:
7.125% 2/15/18		265,000	270,963
9% 6/1/17		395,000	414,750
Lexington Corporate Properties Trust 4.25% 6/15/23		500,000	510,380
MPT Operating Partnership LP/MPT Finance Corp. 6.375% 2/15/22		170,000	177,650
National Retail Properties, Inc. 6.875% 10/15/17		379,000	416,032
Omega Healthcare Investors, Inc. 4.5% 4/1/27 (b)		83,000	79,029
Potlatch Corp. 7.5% 11/1/19		189,000	209,790
Prologis LP 7.625% 7/1/17		297,000	325,251
Reckson Operating Partnership LP/SL Green Realty Corp./SL Green Operating Partnership LP 7.75% 3/15/20		189,000	224,079
Senior Housing Properties Trust:
3.25% 5/1/19		118,000	118,734
4.75% 5/1/24		163,000	163,475
6.75% 4/15/20		134,000	150,527
United Dominion Realty Trust, Inc. 5.25% 1/15/16		189,000	191,105
			7,141,421
Real Estate Management & Development - 0.3%
Brandywine Operating Partnership LP 6% 4/1/16		189,000	193,145
CBRE Group, Inc.:
5% 3/15/23		270,000	271,391
5.25% 3/15/25		120,000	121,657
Excel Trust LP 4.625% 5/15/24		96,000	94,995
First Industrial LP 5.75% 1/15/16		189,000	191,271
Forestar U.S.A. Real Estate Group 8.5% 6/1/22 (b)		570,000	589,950
Howard Hughes Corp. 6.875% 10/1/21 (b)		345,000	350,486
Kennedy-Wilson, Inc. 5.875% 4/1/24		110,000	107,525
Mid-America Apartments LP 6.05% 9/1/16		284,000	295,053
Realogy Group LLC/Realogy Co.-Issuer Corp. 4.5% 4/15/19 (b)		190,000	190,000
Regency Centers LP 5.875% 6/15/17		114,000	121,591
Ventas Realty LP/Ventas Capital Corp. 4% 4/30/19		141,000	148,344
			2,675,408
Thrifts & Mortgage Finance - 0.1%
Cantor Commercial Real Estate Co. LP/CCRE Finance Corp. 7.75% 2/15/18 (b)		220,000	227,700
Ocwen Financial Corp. 7.125% 5/15/19 (b)(c)		340,000	304,300
Wrightwood Capital LLC 1.9% 4/20/20 (d)		17,211	576,573
			1,108,573
TOTAL FINANCIALS			10,925,402
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Sabra Health Care LP/Sabra Capital Corp. 5.5% 2/1/21		120,000	125,100
INDUSTRIALS - 0.0%
Industrial Conglomerates - 0.0%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 7.375% 10/1/17		165,000	165,825
MATERIALS - 0.0%
Paper & Forest Products - 0.0%
Plum Creek Timberlands LP 5.875% 11/15/15		379,000	381,069

TOTAL NONCONVERTIBLE BONDS			17,708,350

TOTAL CORPORATE BONDS
(Cost $17,871,116)			21,601,864

U.S. Treasury Inflation-Protected Obligations - 26.9%
U.S. Treasury Inflation-Indexed Bonds:
0.625% 2/15/43		$4,774,938	$4,036,126
0.75% 2/15/42		8,343,822	7,327,066
0.75% 2/15/45		5,335,920	4,642,842
1.375% 2/15/44		2,281,494	2,321,740
1.75% 1/15/28		2,706,692	2,997,856
2% 1/15/26		12,154,061	13,661,287
2.125% 2/15/40		1,644,109	1,943,360
2.125% 2/15/41		4,312,299	5,126,526
2.375% 1/15/25		10,380,672	11,964,607
2.375% 1/15/27		9,805,818	11,498,155
2.5% 1/15/29		4,599,677	5,528,926
3.625% 4/15/28		5,270,629	6,998,852
3.875% 4/15/29		6,027,583	8,325,463
U.S. Treasury Inflation-Indexed Notes:
0.125% 4/15/17		2,731,898	2,722,970
0.125% 4/15/18		15,228,195	15,218,875
0.125% 4/15/19		2,037,000	2,031,457
0.125% 4/15/20		2,038,200	2,027,186
0.125% 1/15/22		20,086,892	19,605,647
0.125% 7/15/22		11,467,580	11,200,821
0.125% 1/15/23		15,922,522	15,376,332
0.125% 7/15/24		11,659,044	11,144,705
0.25% 1/15/25		4,836,480	4,643,272
0.375% 7/15/23		11,895,916	11,709,804
0.375% 7/15/25		3,069,429	2,994,430
0.625% 7/15/21		10,558,092	10,719,209
0.625% 1/15/24		4,244,662	4,231,312
1.125% 1/15/21		14,973,701	15,580,591
1.25% 7/15/20		5,353,365	5,626,573
1.375% 7/15/18		6,018,343	6,262,056
1.375% 1/15/20		4,180,513	4,391,687
1.625% 1/15/18		10,346,033	10,715,552
1.875% 7/15/19		3,526,407	3,769,168
2.125% 1/15/19		11,760,411	12,535,480
2.375% 1/15/17		10,893,381	11,188,690
2.5% 7/15/16		332,069	337,681
2.625% 7/15/17		11,541,384	12,094,113
TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS
(Cost $287,055,119)			282,500,417

Asset-Backed Securities - 0.8%
American Homes 4 Rent:
Series 2014-SFR3 Class E, 6.418% 12/17/36 (b)		$330,000	$347,949
Series 2015-SFR1 Class E, 5.639% 4/17/52 (b)		100,000	99,688
Series 2015-SFR2:
Class E, 6.07% 10/17/45 (b)		147,000	149,774
Class XS, 0% 10/17/45 (b)(e)		147,000	0
CapLease CDO Ltd. Series 2005-1A Class A, 4.926% 1/29/40 (b)		776,650	800,493
Conseco Finance Securitizations Corp.:
Series 2002-1 Class M2, 9.546% 12/1/33		284,000	302,984
Series 2002-2 Class M2, 9.163% 3/1/33		474,000	395,686
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A Class D, 9% 12/28/35 (b)		334,627	312,006
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27		234,102	243,942
Fairfield Street Solar Corp. Series 2004-1A Class E1, 3.6902% 11/28/39 (b)(c)		945,545	536,597
Invitation Homes Trust:
Series 2014-SFR1 Class F, 3.936% 6/17/31 (b)(c)		140,000	135,261
Series 2014-SFR3:
Class E, 4.713% 12/17/31 (b)(c)		160,000	161,223
Class F, 5.213% 12/17/31 (b)(c)		100,000	100,000
Series 2015-SFR2 Class E, 3.3476% 6/17/32 (b)(c)		100,000	96,431
Lehman ABS Manufactured Housing Contract Trust Series 2001-B Class M2, 7.17% 4/15/40		686,503	449,863
Merit Securities Corp. Series 13 Class M1, 7.845% 12/28/33 (c)		1,900,000	1,991,797
Residential Asset Securities Corp. Series 2003-KS10 Class MI3, 6.41% 12/25/33		45,672	40,646
Starwood Waypoint Residential Trust Series 2014-1 Class F, 4.736% 1/17/32 (b)(c)		149,000	146,430
Taberna Preferred Funding III Ltd. Series 2005-3A Class D, 2.9537% 2/5/36 (b)(c)		328,729	33
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A:
Class A1, 0.6534% 11/21/40 (b)(c)		931,591	908,954
Class F, 2.2834% 11/21/40 (b)(c)		1,500,000	1,050,300
TOTAL ASSET-BACKED SECURITIES
(Cost $8,346,332)			8,270,057

Collateralized Mortgage Obligations - 0.0%
Private Sponsor - 0.0%
Countrywide Home Loans, Inc. Series 2003-J15:
Class B3, 4.9013% 1/25/19 (b)(c)		10,634	7,151
Class B4, 4.9013% 1/25/19 (b)(c)		21,476	13,672
FREMF Mortgage Trust:
Series 2010-K6 Class B, 5.5325% 12/25/46 (b)(c)		189,000	210,279
Series 2010-K7 Class B, 5.6242% 4/25/20 (b)(c)		95,000	106,943
Merrill Lynch Mortgage Investors Trust Series 1998-C3 Class F, 6% 12/15/30 (b)		20,465	20,929
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $306,807)			358,974

Commercial Mortgage Securities - 1.8%
Banc of America Commercial Mortgage Trust Series 2005-1 Class CJ, 5.5151% 11/10/42 (c)		68,433	68,372
Bear Stearns Commercial Mortgage Securities, Inc. Series 2006-PW11 Class AJ, 5.5961% 3/11/39 (c)		568,000	572,906
BLCP Hotel Trust Series 2014-CLMZ Class M, 5.9345% 8/15/29 (b)(c)		986,790	980,657
Carefree Portfolio Trust floater Series 2014-CARE Class E, 4.207% 11/15/19 (b)(c)		150,000	150,870
CGBAM Commercial Mortgage Trust:
floater Series 2014-HD Class E, 3.1976% 2/15/31 (b)(c)		231,000	230,782
Series 2015-SMRT Class F, 3.9121% 4/10/28 (b)(c)		191,000	183,743
Chase Commercial Mortgage Securities Corp. Series 1998-1 Class H, 6.34% 5/18/30 (b)		379,000	397,662
Citigroup Commercial Mortgage Trust Series 2013-GC15 Class D, 5.2752% 9/10/46 (b)(c)		250,000	238,986
Claregold Trust Series 2007-2A:
Class F, 5.01% 5/15/44 (b)(c)	CAD	1,605,000	1,191,621
Class G, 5.01% 5/15/44 (b)(c)	CAD	351,000	256,037
Class H, 5.01% 5/15/44 (b)(c)	CAD	235,000	167,504
Class J, 5.01% 5/15/44 (b)(c)	CAD	235,000	161,177
Class K, 5.01% 5/15/44 (b)(c)	CAD	118,000	79,401
Class L, 5.01% 5/15/44 (b)(c)	CAD	421,000	272,756
Class M, 5.01% 5/15/44 (b)(c)	CAD	1,927,737	1,180,838
COMM Mortgage Trust:
sequential payer Series 2013-LC6 Class E, 3.5% 1/10/46 (b)		250,000	198,565
Series 2013-CR10 Class D, 4.9519% 8/10/46 (b)(c)		200,000	189,299
Series 2013-CR12 Class D, 5.2541% 10/10/46 (b)(c)		250,000	239,822
COMM Mortgage Trust pass-thru certificates Series 2005-LP5 Class F, 5.1291% 5/10/43 (b)(c)		200,000	201,837
Core Industrial Trust Series 2015-TEXW Class F, 3.977% 2/10/34 (b)(c)		223,000	204,825
Credit Suisse First Boston Mortgage Securities Corp. Series 1998-C2 Class F, 6.75% 11/15/30 (b)		78,232	78,620
DBCCRE Mortgage Trust Series 2014-ARCP Class E, 5.099% 1/10/34 (b)(c)		100,000	94,282
DBUBS Mortgage Trust Series 2011-LC1A Class E, 5.7349% 11/10/46 (b)(c)		580,000	626,233
Freddie Mac pass-thru certificates:
Series K011 Class X3, 2.6623% 12/25/43 (c)(e)		1,156,048	140,374
Series K012 Class X3, 2.365% 1/25/41 (c)(e)		653,889	70,588
Series K013 Class X3, 2.9023% 1/25/43 (c)(e)		1,124,000	150,627
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class EFX, 3.4949% 12/15/19 (b)(c)		139,000	131,422
Class FFX, 3.4949% 12/15/19 (b)(c)		244,000	226,346
GMAC Commercial Mortgage Securities, Inc. Series 1997-C2 Class G, 6.75% 4/15/29 (c)		106,302	112,298
GS Mortgage Securities Trust:
Series 2012-GC6 Class E, 5% 1/10/45 (b)(c)		153,000	138,133
Series 2012-GCJ7:
Class C, 5.9069% 5/10/45 (c)		500,000	553,116
Class D, 5.9069% 5/10/45 (b)(c)		500,000	516,820
Series 2012-GCJ9 Class D, 5.0149% 11/10/45 (b)(c)		157,000	151,484
Series 2013-GC16 Class F, 3.5% 11/10/46 (b)		269,000	203,543
Hilton U.S.A. Trust:
floater Series 2014-ORL Class E, 3.4476% 7/15/29 (b)(c)		120,000	120,615
Series 2013-HLT Class EFX, 4.6017% 11/5/30 (b)(c)		200,000	201,854
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2009-IWST Class D, 7.6935% 12/5/27 (b)(c)		641,000	756,956
Series 2010-CNTR Class D, 6.3899% 8/5/32 (b)(c)		284,000	321,305
Series 2012-CBX Class G 4% 6/15/45 (b)		151,000	107,663
JPMorgan Chase Commercial Mortgage Securities Trust floater Series 2014-INN:
Class E, 3.807% 6/15/29 (b)(c)		319,000	316,294
Class F, 4.207% 6/15/29 (b)(c)		357,000	351,674
LB-UBS Commercial Mortgage Trust Series 2006-C4 Class AJ, 6.0479% 6/15/38 (c)		589,000	601,851
LSTAR Commercial Mortgage Trust Series 2014-2 Class E, 5.1202% 1/20/41 (b)(c)		192,000	160,944
Mach One Trust LLC Series 2004-1A Class H, 6.0767% 5/28/40 (b)(c)		46,271	46,303
Morgan Stanley BAML Trust Series 2013-C12 Class D, 4.9256% 10/15/46 (b)(c)		250,000	240,825
Morgan Stanley Capital I Trust:
sequential payer Series 2006-HQ10 Class AM, 5.36% 11/12/41		881,000	908,910
Series 1997-RR Class F, 7.437% 4/30/39 (b)(c)		35,618	35,760
Series 1998-CF1 Class G, 7.35% 7/15/32 (b)		380,933	383,895
Series 2006-IQ12 Class AMFX, 5.37% 12/15/43		758,000	788,416
Series 2011-C2:
Class D, 5.4795% 6/15/44 (b)(c)		358,000	379,870
Class E, 5.4795% 6/15/44 (b)(c)		454,000	473,421
Class F, 5.4795% 6/15/44 (b)(c)		343,000	333,560
Class XB, 0.533% 6/15/44 (b)(c)(e)		12,067,221	313,639
Series 2011-C3 Class G, 5.351% 7/15/49 (b)(c)		111,000	98,518
Motel 6 Trust Series 2015-MTL6:
Class E, 5.2785% 2/5/30 (b)		128,000	125,811
Class F, 5% 2/5/30 (b)		358,000	342,813
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28(b)		268,401	338,722
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (b)		474,000	489,569
UBS Commercial Mortgage Trust Series 2012-C1 Class D, 5.7269% 5/10/45 (b)(c)		120,000	124,783
WF-RBS Commercial Mortgage Trust Series 2013-C11 Class E, 4.3196% 3/15/45 (b)(c)		220,000	186,486
WFCG Commercial Mortgage Trust floater Series 2015-BXRP Class G, 3.2176% 11/15/29 (b)(c)		111,676	103,528
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $18,078,399)			19,015,531
		Shares	Value

Common Stocks - 13.3%
CONSUMER DISCRETIONARY - 0.9%
Household Durables - 0.9%
Stanley Martin Communities LLC Class B (f)(g)		6,300	9,633,078
FINANCIALS - 12.4%
Capital Markets - 0.1%
Ellington Financial LLC		26,300	470,244
Real Estate Investment Trusts - 12.1%
Acadia Realty Trust (SBI)		126,244	3,796,157
Alexandria Real Estate Equities, Inc.		36,035	3,051,083
American Campus Communities, Inc.		5,400	195,696
American Residential Properties, Inc.		16,700	288,409
American Tower Corp.		5,900	519,082
Annaly Capital Management, Inc.		40,500	399,735
Anworth Mortgage Asset Corp.		37,300	184,262
Apartment Investment & Management Co. Class A		32,100	1,188,342
Arbor Realty Trust, Inc.		48,800	310,368
Ashford Hospitality Prime, Inc.		25,500	357,765
AvalonBay Communities, Inc.		24,009	4,197,253
Boston Properties, Inc.		44,201	5,233,398
Camden Property Trust (SBI)		3,500	258,650
Care Capital Properties, Inc.		12,411	408,694
CBL & Associates Properties, Inc.		72,670	999,213
Cedar Shopping Centers, Inc.		135,923	844,082
Chambers Street Properties		17,991	116,762
Community Healthcare Trust, Inc.		6,500	103,350
Coresite Realty Corp.		5,300	272,632
Cousins Properties, Inc.		140,200	1,292,644
CYS Investments, Inc.		69,180	502,247
DCT Industrial Trust, Inc.		81,575	2,745,815
Digital Realty Trust, Inc.		22,100	1,443,572
Douglas Emmett, Inc.		14,900	427,928
DuPont Fabros Technology, Inc.		3,700	95,756
Dynex Capital, Inc.		68,000	446,080
EastGroup Properties, Inc.		3,700	200,466
Equity Lifestyle Properties, Inc.		96,499	5,651,946
Equity Residential (SBI)		29,313	2,201,993
Essex Property Trust, Inc.		20,422	4,562,683
Extra Space Storage, Inc.		59,600	4,598,736
Federal Realty Investment Trust (SBI)		22,496	3,069,579
FelCor Lodging Trust, Inc.		238,900	1,689,023
First Potomac Realty Trust		45,500	500,500
Five Oaks Investment Corp.		2,900	18,328
General Growth Properties, Inc.		52,200	1,355,634
Hatteras Financial Corp.		27,700	419,655
HCP, Inc.		99,813	3,718,034
Healthcare Realty Trust, Inc.		23,300	579,005
Host Hotels & Resorts, Inc.		40,381	638,424
Invesco Mortgage Capital, Inc.		7,900	96,696
Kite Realty Group Trust		32,083	763,896
Lexington Corporate Properties Trust		150,500	1,219,050
Liberty Property Trust (SBI)		28,400	894,884
LTC Properties, Inc.		5,700	243,219
Mack-Cali Realty Corp.		85,640	1,616,883
MFA Financial, Inc.		577,766	3,934,586
Mid-America Apartment Communities, Inc.		48,100	3,937,947
Monmouth Real Estate Investment Corp. Class A		15,500	151,125
National Retail Properties, Inc.		9,300	337,311
New Senior Investment Group, Inc.		54,432	569,359
Newcastle Investment Corp.		54,932	241,151
NorthStar Realty Finance Corp.		5,500	67,925
Parkway Properties, Inc.		84,900	1,321,044
Pebblebrook Hotel Trust		17,700	627,465
Potlatch Corp.		14,500	417,455
Prologis, Inc.		28,277	1,099,975
Public Storage		21,234	4,493,751
Ramco-Gershenson Properties Trust (SBI)		40,300	604,903
RLJ Lodging Trust		72,100	1,821,967
Sabra Health Care REIT, Inc.		72,000	1,668,960
Select Income REIT		13,866	263,593
Senior Housing Properties Trust (SBI)		129,600	2,099,520
Simon Property Group, Inc.		63,173	11,606,144
SL Green Realty Corp.		36,419	3,939,079
Store Capital Corp.		18,600	384,276
Sun Communities, Inc.		26,750	1,812,580
Taubman Centers, Inc.		16,000	1,105,280
Terreno Realty Corp.		81,067	1,592,156
The Macerich Co.		22,400	1,720,768
Two Harbors Investment Corp.		74,000	652,680
UDR, Inc.		117,300	4,044,504
Urban Edge Properties		123,073	2,657,146
Ventas, Inc.		86,547	4,851,825
VEREIT, Inc.		31,100	240,092
Vornado Realty Trust		5,247	474,434
Welltower, Inc.		16,075	1,088,599
Weyerhaeuser Co.		26,000	710,840
WP Carey, Inc.		26,800	1,549,308
WP Glimcher, Inc.		99,861	1,164,379
			126,969,736
Real Estate Management & Development - 0.2%
Forest City Enterprises, Inc. Class A (f)		93,931	1,890,831
Kennedy-Wilson Holdings, Inc.		22,300	494,391
			2,385,222

TOTAL FINANCIALS			129,825,202

TOTAL COMMON STOCKS
(Cost $139,160,899)			139,458,280

Preferred Stocks - 2.3%
Convertible Preferred Stocks - 0.1%
FINANCIALS - 0.1%
Real Estate Investment Trusts - 0.1%
Lexington Corporate Properties Trust Series C, 6.50%		15,900	752,269
Nonconvertible Preferred Stocks - 2.2%
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Red Lion Hotels Capital Trust 9.50%		9,546	243,518
FINANCIALS - 2.2%
Real Estate Investment Trusts - 2.2%
AG Mortgage Investment Trust, Inc.:
8.00%		20,279	462,564
8.25%		500	11,330
American Capital Agency Corp. Series B, 7.75%		8,000	194,720
American Capital Mortgage Investment Corp. Series A, 8.125%		6,200	153,574
American Home Mortgage Investment Corp.:
Series A, 9.75% (f)		81,500	1
Series B, 9.25% (f)		233,544	2
American Homes 4 Rent:
Series A, 5.00%		24,600	611,310
Series B, 5.00%		5,720	142,485
Series C, 5.50%		20,992	524,989
Annaly Capital Management, Inc.:
Series A, 7.875%		35,200	883,872
Series C, 7.625%		2,324	57,356
Series D, 7.50%		13,671	337,127
Anworth Mortgage Asset Corp. Series A, 8.625%		41,700	1,038,330
Apollo Commercial Real Estate Finance, Inc. Series A, 8.625%		13,174	332,117
Apollo Residential Mortgage, Inc. Series A, 8.00%		11,647	263,688
Arbor Realty Trust, Inc.:
7.375%		12,320	292,723
Series A, 8.25%		8,989	221,849
Armour Residential REIT, Inc. Series B, 7.875%		5,645	123,569
Campus Crest Communities, Inc. Series A, 8.00%		8,596	209,141
CBL & Associates Properties, Inc.:
Series D, 7.375%		10,347	258,985
Series E, 6.625%		3,000	74,310
Cedar Shopping Centers, Inc. Series B, 7.25%		12,171	294,051
Chesapeake Lodging Trust Series A, 7.75%		4,050	105,300
Colony Financial, Inc. 7.125%		5,900	128,974
Coresite Realty Corp. Series A, 7.25%		14,176	362,906
CYS Investments, Inc. Series A, 7.75%		2,162	48,753
DDR Corp.:
Series J, 6.50%		13,519	339,732
Series K, 6.25%		5,623	138,663
Digital Realty Trust, Inc. Series G, 5.875%		6,286	147,532
Dynex Capital, Inc.:
Series A, 8.50%		20,755	498,120
Series B, 7.625%		10,545	239,899
Equity Lifestyle Properties, Inc. Series C, 6.75%		29,989	785,712
Essex Property Trust, Inc. Series H, 7.125%		1,900	48,393
First Potomac Realty Trust 7.75%		22,008	560,544
General Growth Properties, Inc. Series A, 6.375%		3,847	93,328
Hatteras Financial Corp. Series A, 7.625%		16,340	386,604
Hudson Pacific Properties, Inc. 8.375%		11,698	295,725
Inland Real Estate Corp. Series B, 6.95%		9,000	225,450
Invesco Mortgage Capital, Inc.:
Series A, 7.75%		6,507	156,233
Series B, 7.75%		21,900	503,919
iStar Financial, Inc.:
Series E, 7.875%		5,011	118,761
Series F, 7.80%		18,316	430,609
Series G, 7.65%		6,000	141,300
Kite Realty Group Trust 8.25%		900	22,824
LaSalle Hotel Properties Series I, 6.375%		4,963	124,819
LBA Realty Fund II Series B, 7.625%		27,795	625,388
MFA Financial, Inc.:
8.00%		11,262	287,294
Series B, 7.50%		64,227	1,573,562
National Retail Properties, Inc.:
5.70%		7,472	182,989
Series D, 6.625%		3,500	88,690
New York Mortgage Trust, Inc.:
7.875%		3,200	66,976
Series B, 7.75%		8,886	191,049
NorthStar Realty Finance Corp.:
Series B, 8.25%		9,191	215,345
Series C, 8.875%		10,582	257,354
Series D, 8.50%		8,486	203,664
Series E, 8.75%		13,700	331,951
Pebblebrook Hotel Trust:
Series A, 7.875%		11,500	291,985
Series B, 8.00%		7,600	196,232
Series C, 6.50%		7,058	172,921
Pennsylvania (REIT) 7.375%		4,082	103,479
Prologis, Inc. Series Q, 8.54%		3,700	236,800
PS Business Parks, Inc.:
Series S, 6.45%		1,800	45,666
Series T, 6.00%		5,100	127,092
Series U, 5.75%		6,700	159,795
Public Storage 6.375%		4,000	104,240
RAIT Financial Trust:
7.125%		12,402	270,488
7.625%		8,860	188,275
Regency Centers Corp. Series 6, 6.625%		2,300	58,075
Saul Centers, Inc. Series C, 6.875%		14,926	384,345
Senior Housing Properties Trust 5.625%		7,800	191,334
Stag Industrial, Inc. Series A, 9.00%		40,000	1,060,800
Summit Hotel Properties, Inc.:
Series B, 7.875%		9,827	255,502
Series C, 7.125%		6,788	169,700
Sun Communities, Inc. Series A, 7.125%		15,940	410,296
Taubman Centers, Inc. Series K, 6.25%		4,319	107,370
Terreno Realty Corp. Series A, 7.75%		5,000	128,500
UMH Properties, Inc. Series A, 8.25%		14,000	359,520
Urstadt Biddle Properties, Inc. 6.75%		6,500	165,750
VEREIT, Inc. Series F, 6.70%		54,923	1,329,137
Wells Fargo Real Estate Investment Corp. 6.375%		7,000	179,480
WP Glimcher, Inc.:
6.875%		702	17,452
7.50%		2,898	73,609
			23,204,298
Real Estate Management & Development - 0.0%
Kennedy-Wilson, Inc. 7.75%		7,372	185,774
TOTAL FINANCIALS			23,390,072

TOTAL NONCONVERTIBLE PREFERRED STOCKS			23,633,590

TOTAL PREFERRED STOCKS
(Cost $32,291,848)			24,385,859
		Principal Amount(a)	Value

Bank Loan Obligations - 0.8%
CONSUMER DISCRETIONARY - 0.3%
Hotels, Restaurants & Leisure - 0.3%
Caesars Entertainment Resort Properties LLC Tranche B 1LN, term loan 7% 10/11/20 (c)		314,746	292,713
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (c)		162,937	142,367
Cooper Hotel Group 12% 11/6/17		988,901	1,038,346
ESH Hospitality, Inc. Tranche B, term loan 5% 6/24/19 (c)		605,885	610,932
Four Seasons Holdings, Inc. Tranche 2LN, term loan 6.25% 12/27/20 (c)		75,000	74,625
Hilton Worldwide Finance, LLC Tranche B, term loan 3.5% 10/25/20 (c)		403,931	402,581
La Quinta Intermediate Holdings LLC Tranche B LN, Tranche B, term loan 3.75% 4/14/21 (c)		223,403	221,169
Playa Resorts Holding BV Tranche B, term loan 4% 8/9/19 (c)		44,433	44,184
			2,826,917
Multiline Retail - 0.0%
JC Penney Corp., Inc. Tranche B, term loan 6% 5/22/18 (c)		392,158	389,464
Specialty Retail - 0.0%
The Pep Boys - Manny, Moe & Jack Tranche B, term loan 4.25% 10/11/18 (c)		277,163	276,991

TOTAL CONSUMER DISCRETIONARY			3,493,372

CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Albertson's LLC Tranche B 3LN, term loan 5% 8/25/19 (c)		234,000	233,740
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
TPF II Power, LLC Tranche B, term loan 5.5% 10/2/21 (c)		157,782	157,487
FINANCIALS - 0.3%
Real Estate Management & Development - 0.3%
CityCenter 8.74% 7/12/16 (c)		1,388,065	1,388,065
Realogy Corp. Credit-Linked Deposit 4.4463% 10/10/16 (c)		14,097	14,010
Realogy Group LLC Tranche B, term loan 3.75% 3/5/20 (c)		1,231,823	1,227,980
			2,630,055
Thrifts & Mortgage Finance - 0.0%
Ocwen Loan Servicing, LLC Tranche B, term loan 5% 2/15/18 (c)		382,552	382,456

TOTAL FINANCIALS			3,012,511

INDUSTRIALS - 0.1%
Commercial Services & Supplies - 0.0%
Pilot Travel Centers LLC Tranche B, term loan 4.25% 10/3/21 (c)		495,000	496,337
Construction & Engineering - 0.1%
Drumm Investors LLC Tranche B, term loan 6.75% 5/4/18 (c)		624,421	627,025

TOTAL INDUSTRIALS			1,123,362

TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
SBA Senior Finance II, LLC term loan 3.25% 3/24/21 (c)		88,875	87,678
UTILITIES - 0.1%
Electric Utilities - 0.1%
La Frontera Generation, LLC Tranche B, term loan 4.5% 9/30/20 (c)		415,489	367,014
Southeast Powergen LLC Tranche B, term loan 4.5% 12/2/21 (c)		99,250	98,630
			465,644
TOTAL BANK LOAN OBLIGATIONS
(Cost $8,617,049)			8,573,794
		Shares	Value

Equity Funds - 23.9%
Fidelity Commodity Strategy Central Fund (h)
(Cost $446,003,626)		37,781,685	250,114,753

Fixed-Income Funds - 26.8%
Fidelity Floating Rate Central Fund (h)
(Cost $282,692,586)		2,750,405	280,596,318
		Principal Amount(a)	Value

Preferred Securities - 0.0%
FINANCIALS - 0.0%
Thrifts & Mortgage Finance - 0.0%
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (Cost $594,368)(b)(c)		500,000	250
		Shares	Value

Money Market Funds - 1.2%
Fidelity Cash Central Fund, 0.18% (i)
(Cost $12,664,273)		12,664,273	12,664,273
TOTAL INVESTMENT PORTFOLIO - 99.9%
(Cost $1,253,682,422)			1,047,540,370
NET OTHER ASSETS (LIABILITIES) - 0.1%			1,479,124
NET ASSETS - 100%			$1,049,019,494

Currency Abbreviations

CAD – Canadian dollar

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $24,880,919 or 2.4% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Non-income producing - Security is in default.

 (e) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (f) Non-income producing

 (g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $9,633,078 or 0.9% of net assets.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Stanley Martin Communities LLC Class B	10/3/05 - 11/6/07	$5,455,789

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$14,642
Fidelity Commodity Strategy Central Fund	327,138
Fidelity Floating Rate Central Fund	15,518,309
Fidelity Securities Lending Cash Central Fund	221
Total	$15,860,310

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$276,896,754	$65,459,328	$9,000,458	$250,114,753	86.4%
Fidelity Floating Rate Central Fund	320,800,994	5,492,475	30,486,353	280,596,318	17.6%
Total	$597,697,748	$70,951,803	$39,486,811	$530,711,071

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$9,876,596	$243,518	$--	$9,633,078
Financials	153,967,543	152,978,471	989,069	3
Corporate Bonds	21,601,864	--	21,025,291	576,573
U.S. Government and Government Agency Obligations	282,500,417	--	282,500,417	--
Asset-Backed Securities	8,270,057	--	4,171,165	4,098,892
Collateralized Mortgage Obligations	358,974	--	338,151	20,823
Commercial Mortgage Securities	19,015,531	--	15,706,197	3,309,334
Bank Loan Obligations	8,573,794	--	6,133,373	2,440,421
Equity Funds	250,114,753	250,114,753	--	--
Fixed-Income Funds	280,596,318	280,596,318	--	--
Preferred Securities	250	--	--	250
Money Market Funds	12,664,273	12,664,273	--	--
Total Investments in Securities:	$1,047,540,370	$696,597,333	$330,863,663	$20,079,374

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Beginning Balance	$27,490,691
Net Realized Gain (Loss) on Investment Securities	785,012
Net Unrealized Gain (Loss) on Investment Securities	1,525,322
Cost of Purchases	18,516
Proceeds of Sales	(11,493,515)
Amortization/Accretion	500,084
Transfers into Level 3	1,647,919
Transfers out of Level 3	(394,655)
Ending Balance	$20,079,374
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at September 30, 2015	$834,086

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		September 30, 2015
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $512,321,937)	$504,165,026
Fidelity Central Funds (cost $741,360,485)	543,375,344
Total Investments (cost $1,253,682,422)		$1,047,540,370
Cash		70,877
Receivable for investments sold		3,384,322
Receivable for fund shares sold		316,273
Dividends receivable		776,754
Interest receivable		1,353,739
Distributions receivable from Fidelity Central Funds		1,221,541
Prepaid expenses		3,625
Other receivables		3,675
Total assets		1,054,671,176
Liabilities
Payable for investments purchased	$3,481,405
Payable for fund shares redeemed	1,343,426
Accrued management fee	490,939
Distribution and service plan fees payable	56,280
Other affiliated payables	182,127
Other payables and accrued expenses	97,505
Total liabilities		5,651,682
Net Assets		$1,049,019,494
Net Assets consist of:
Paid in capital		$1,489,750,977
Undistributed net investment income		6,991,890
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(241,581,226)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(206,142,147)
Net Assets		$1,049,019,494
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($78,112,232÷ 9,132,435 shares)		$8.55
Maximum offering price per share (100/96.00 of $8.55)		$8.91
Class T:
Net Asset Value and redemption price per share ($14,804,684 ÷ 1,728,745 shares)		$8.56
Maximum offering price per share (100/96.00 of $8.56)		$8.92
Class B:
Net Asset Value and offering price per share ($1,508,002 ÷ 177,012 shares)(a)		$8.52
Class C:
Net Asset Value and offering price per share ($41,339,494 ÷ 4,886,111 shares)(a)		$8.46
Strategic Real Return:
Net Asset Value, offering price and redemption price per share ($543,473,279 ÷ 63,256,430 shares)		$8.59
Class I:
Net Asset Value, offering price and redemption price per share ($369,781,803 ÷ 43,127,037 shares)		$8.57

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended September 30, 2015
Investment Income
Dividends		$7,138,362
Interest		5,583,257
Income from Fidelity Central Funds		15,860,310
Total income		28,581,929
Expenses
Management fee	$6,616,367
Transfer agent fees	1,874,895
Distribution and service plan fees	874,127
Accounting and security lending fees	486,223
Custodian fees and expenses	32,493
Independent trustees' compensation	5,037
Registration fees	100,122
Audit	186,099
Legal	3,252
Interest	133
Miscellaneous	67,620
Total expenses before reductions	10,246,368
Expense reductions	(11,479)	10,234,889
Net investment income (loss)		18,347,040
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	15,451,782
Fidelity Central Funds	644,385
Foreign currency transactions	(3,027)
Total net realized gain (loss)		16,093,140
Change in net unrealized appreciation (depreciation) on: Investment securities	(103,503,138)
Assets and liabilities in foreign currencies	1,050
Total change in net unrealized appreciation (depreciation)		(103,502,088)
Net gain (loss)		(87,408,948)
Net increase (decrease) in net assets resulting from operations		$(69,061,908)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended September 30, 2015	Year ended September 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$18,347,040	$25,997,619
Net realized gain (loss)	16,093,140	13,840,317
Change in net unrealized appreciation (depreciation)	(103,502,088)	(10,404,036)
Net increase (decrease) in net assets resulting from operations	(69,061,908)	29,433,900
Distributions to shareholders from net investment income	(18,819,862)	(26,041,371)
Distributions to shareholders from net realized gain	(4,372,630)	(9,672,762)
Total distributions	(23,192,492)	(35,714,133)
Share transactions - net increase (decrease)	(63,471,823)	(186,510,312)
Redemption fees	30,782	33,541
Total increase (decrease) in net assets	(155,695,441)	(192,757,004)
Net Assets
Beginning of period	1,204,714,935	1,397,471,939
End of period (including undistributed net investment income of $6,991,890 and undistributed net investment income of $8,680,038, respectively)	$1,049,019,494	$1,204,714,935

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Strategic Real Return Fund Class A

Years ended September 30,	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$9.25	$9.31	$9.78	$9.20	$9.08
Income from Investment Operations
Net investment income (loss)A	.124	.173	.188	.178	.233
Net realized and unrealized gain (loss)	(.668)	.004	(.452)	.940	.101
Total from investment operations	(.544)	.177	(.264)	1.118	.334
Distributions from net investment income	(.124)	(.169)	(.177)	(.128)B	(.214)
Distributions from net realized gain	(.032)	(.068)	(.030)	(.410)B	–
Total distributions	(.156)	(.237)	(.207)	(.538)	(.214)
Redemption fees added to paid in capitalA	–C	–C	.001	–C	–C
Net asset value, end of period	$8.55	$9.25	$9.31	$9.78	$9.20
Total ReturnD,E	(5.98)%	1.91%	(2.72)%	12.66%	3.60%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.05%	1.05%	1.04%	1.04%	1.01%
Expenses net of fee waivers, if any	1.05%	1.05%	1.04%	1.03%	1.01%
Expenses net of all reductions	1.05%	1.05%	1.03%	1.03%	1.01%
Net investment income (loss)	1.37%	1.83%	1.96%	1.88%	2.41%
Supplemental Data
Net assets, end of period (000 omitted)	$78,112	$123,091	$169,170	$222,335	$219,906
Portfolio turnover rateH	23%	18%	23%	15%	35%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Amount represents less than $.0005 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .005% to .05%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Strategic Real Return Fund Class T

Years ended September 30,	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$9.27	$9.32	$9.79	$9.21	$9.09
Income from Investment Operations
Net investment income (loss)A	.122	.172	.187	.177	.232
Net realized and unrealized gain (loss)	(.677)	.015	(.451)	.940	.099
Total from investment operations	(.555)	.187	(.264)	1.117	.331
Distributions from net investment income	(.123)	(.169)	(.177)	(.127)B	(.211)
Distributions from net realized gain	(.032)	(.068)	(.030)	(.410)B	–
Total distributions	(.155)	(.237)	(.207)	(.537)	(.211)
Redemption fees added to paid in capitalA	–C	–C	.001	–C	–C
Net asset value, end of period	$8.56	$9.27	$9.32	$9.79	$9.21
Total ReturnD,E	(6.08)%	2.02%	(2.72)%	12.62%	3.56%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.07%	1.06%	1.05%	1.05%	1.02%
Expenses net of fee waivers, if any	1.07%	1.06%	1.05%	1.04%	1.01%
Expenses net of all reductions	1.07%	1.06%	1.05%	1.04%	1.01%
Net investment income (loss)	1.35%	1.82%	1.94%	1.87%	2.40%
Supplemental Data
Net assets, end of period (000 omitted)	$14,805	$21,127	$25,281	$30,648	$29,038
Portfolio turnover rateH	23%	18%	23%	15%	35%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Amount represents less than $.0005 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .005% to .05%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Strategic Real Return Fund Class B

Years ended September 30,	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$9.22	$9.28	$9.74	$9.16	$9.03
Income from Investment Operations
Net investment income (loss)A	.064	.109	.119	.111	.162
Net realized and unrealized gain (loss)	(.670)	.009	(.444)	.940	.099
Total from investment operations	(.606)	.118	(.325)	1.051	.261
Distributions from net investment income	(.062)	(.110)	(.106)	(.061)B	(.131)
Distributions from net realized gain	(.032)	(.068)	(.030)	(.410)B	–
Total distributions	(.094)	(.178)	(.136)	(.471)	(.131)
Redemption fees added to paid in capitalA	–C	–C	.001	–C	–C
Net asset value, end of period	$8.52	$9.22	$9.28	$9.74	$9.16
Total ReturnD,E	(6.64)%	1.28%	(3.35)%	11.89%	2.82%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.71%	1.73%	1.77%	1.77%	1.74%
Expenses net of fee waivers, if any	1.71%	1.73%	1.75%	1.73%	1.73%
Expenses net of all reductions	1.71%	1.72%	1.74%	1.73%	1.73%
Net investment income (loss)	.71%	1.16%	1.25%	1.18%	1.68%
Supplemental Data
Net assets, end of period (000 omitted)	$1,508	$3,074	$4,263	$5,743	$6,587
Portfolio turnover rateH	23%	18%	23%	15%	35%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Amount represents less than $.0005 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .005% to .05%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Strategic Real Return Fund Class C

Years ended September 30,	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$9.16	$9.22	$9.69	$9.12	$8.99
Income from Investment Operations
Net investment income (loss)A	.054	.101	.113	.105	.158
Net realized and unrealized gain (loss)	(.665)	.011	(.449)	.933	.107
Total from investment operations	(.611)	.112	(.336)	1.038	.265
Distributions from net investment income	(.057)	(.104)	(.105)	(.058)B	(.135)
Distributions from net realized gain	(.032)	(.068)	(.030)	(.410)B	–
Total distributions	(.089)	(.172)	(.135)	(.468)	(.135)
Redemption fees added to paid in capitalA	–C	–C	.001	–C	–C
Net asset value, end of period	$8.46	$9.16	$9.22	$9.69	$9.12
Total ReturnD,E	(6.73)%	1.22%	(3.48)%	11.80%	2.88%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.82%	1.81%	1.80%	1.81%	1.77%
Expenses net of fee waivers, if any	1.82%	1.81%	1.80%	1.80%	1.76%
Expenses net of all reductions	1.82%	1.80%	1.80%	1.80%	1.76%
Net investment income (loss)	.61%	1.08%	1.19%	1.12%	1.65%
Supplemental Data
Net assets, end of period (000 omitted)	$41,339	$68,666	$86,037	$94,134	$89,790
Portfolio turnover rateH	23%	18%	23%	15%	35%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Amount represents less than $.0005 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .005% to .05%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Strategic Real Return Fund

Years ended September 30,	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$9.30	$9.36	$9.83	$9.24	$9.13
Income from Investment Operations
Net investment income (loss)A	.147	.201	.216	.212	.262
Net realized and unrealized gain (loss)	(.674)	.005	(.451)	.941	.098
Total from investment operations	(.527)	.206	(.235)	1.153	.360
Distributions from net investment income	(.151)	(.198)	(.206)	(.154)B	(.250)
Distributions from net realized gain	(.032)	(.068)	(.030)	(.410)B	–
Total distributions	(.183)	(.266)	(.236)	(.564)	(.250)
Redemption fees added to paid in capitalA	–C	–C	.001	.001	–C
Net asset value, end of period	$8.59	$9.30	$9.36	$9.83	$9.24
Total ReturnD	(5.77)%	2.22%	(2.41)%	13.03%	3.87%
Ratios to Average Net AssetsE,F
Expenses before reductions	.79%	.76%	.76%	.75%	.72%
Expenses net of fee waivers, if any	.79%	.76%	.75%	.73%	.71%
Expenses net of all reductions	.79%	.76%	.75%	.73%	.71%
Net investment income (loss)	1.63%	2.12%	2.24%	2.18%	2.70%
Supplemental Data
Net assets, end of period (000 omitted)	$543,473	$620,530	$679,780	$649,200	$3,541,743
Portfolio turnover rateG	23%	18%	23%	15%	35%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Amount represents less than $.0005 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .005% to .05%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Strategic Real Return Fund Class I

Years ended September 30,	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$9.28	$9.34	$9.81	$9.22	$9.11
Income from Investment Operations
Net investment income (loss)A	.148	.194	.208	.202	.258
Net realized and unrealized gain (loss)	(.676)	.005	(.450)	.947	.099
Total from investment operations	(.528)	.199	(.242)	1.149	.357
Distributions from net investment income	(.150)	(.191)	(.199)	(.150)B	(.247)
Distributions from net realized gain	(.032)	(.068)	(.030)	(.410)B	–
Total distributions	(.182)	(.259)	(.229)	(.560)	(.247)
Redemption fees added to paid in capitalA	–C	–C	.001	.001	–C
Net asset value, end of period	$8.57	$9.28	$9.34	$9.81	$9.22
Total ReturnD	(5.80)%	2.15%	(2.49)%	13.01%	3.84%
Ratios to Average Net AssetsE,F
Expenses before reductions	.79%	.82%	.83%	.81%	.76%
Expenses net of fee waivers, if any	.79%	.82%	.83%	.80%	.76%
Expenses net of all reductions	.79%	.82%	.82%	.80%	.75%
Net investment income (loss)	1.64%	2.06%	2.17%	2.12%	2.66%
Supplemental Data
Net assets, end of period (000 omitted)	$369,782	$368,227	$432,942	$343,822	$813,551
Portfolio turnover rateG	23%	18%	23%	15%	35%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Amount represents less than $.0005 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .005% to .05%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended September 30, 2015

1. Organization.

Fidelity Strategic Real Return Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Strategic Real Return and Class I (formerly Institutional Class) shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Commodity Strategy Central Fund	Geode Capital Management, LLC (Geode)	Seeks to provide investment returns that correspond to the performance of the commodities market.	Investment in commodity-related investments through a wholly-owned subsidiary organized under the laws of the Cayman IslandsFuturesSwaps	.05%
Fidelity Floating Rate Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt InstrumentsRestricted Securities	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through the Fund's investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations and commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value at 09/30/15	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input(a)
Asset-Backed Securities	$ 4,098,892	Discounted cash flow	Yield	7.5% - 11.5% / 10.7%	Decrease
		Expected distribution	Recovery rate	0.0% - 70.0% / 70.0%	Increase
		Market observation	Traded price	$51.00- $100.00 / $87.08	Increase
Bank Loan Obligations	$ 2,426,411	Discounted cash flow	Yield	8.8% - 9.4% / 9.0%	Decrease
Collateralized Mortgage Obligations	$ 20,823	Discounted cash flow	Yield	10.0% - 10.5% / 10.3%	Decrease
Corporate Bonds	$ 576,573	Discounted cash flow	Discount rate	20.0%	Decrease
Equities	$ 9,633,081	Adjusted book value	Book value multiple	1.3	Increase
		Expected distribution	Recovery rate	0%	Increase
Preferred Securities	$ 250	Expected distribution	Recovery rate	0.1%	Increase

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of September 30, 2015, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. For Treasury Inflation-Protected Securities (TIPS) the principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Such adjustments may have a significant impact on the Fund's distributions. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of September 30, 2015, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, equity-debt classifications, partnerships (including allocations from Fidelity Central Funds), capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$24,688,057
Gross unrealized depreciation	(253,660,116)
Net unrealized appreciation (depreciation) on securities	$(228,972,059)
Tax Cost	$1,276,512,429

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$7,071,091
Capital loss carryforward	$(218,813,825)
Net unrealized appreciation (depreciation) on securities and other investments	$(228,972,154)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$(216,385,352)
2018	(2,428,473)
Total capital loss carryforward	$(218,813,825)

Due to large redemptions in a prior period, $218,813,825 of capital losses that will be available to offset future capital gains of the Fund will be limited to approximately $50,181,925 per year.

The tax character of distributions paid was as follows:

	September 30, 2015	September 30, 2014
Ordinary Income	$23,192,492	$ 35,714,133

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 60 days may have been subject to a redemption fee equal to .75% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $158,194,583 and $179,343,161, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$259,172	$1,428
Class T	-%	.25%	46,139	–
Class B	.65%	.25%	21,983	15,883
Class C	.75%	.25%	546,833	33,953
			$874,127	$51,264

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$4,541
Class T	1,029
Class B(a)	1,707
Class C(a)	2,999
$10,276

 (a) When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Class A	$173,167.17
Class T	34,626.19
Class B	4,338.18
Class C	99,240.18
Strategic Real Return	958,979.16
Class I	604,545.15
	$ 1,874,895

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $1,184 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$12,937,000.37%		$133

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $1,421.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,775 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $221. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $7,989 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $2,588 and a portion of class-level operating expenses as follows:

Amount
Strategic Real Return	$902

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended September 30,	2015	2014
From net investment income
Class A	$1,541,179	$2,676,040
Class T	266,445	425,190
Class B	20,532	45,269
Class C	399,563	865,987
Strategic Real Return	10,148,841	13,740,970
Class I	6,443,302	8,287,915
Total	$18,819,862	$26,041,371
From net realized gain
Class A	$409,296	$1,111,868
Class T	71,347	176,901
Class B	10,521	29,513
Class C	219,185	578,587
Strategic Real Return	2,235,667	4,692,325
Class I	1,426,614	3,083,568
Total	$4,372,630	$9,672,762

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares	Shares	Dollars	Dollars
Years ended September 30,	2015	2014	2015	2014
Class A
Shares sold	792,457	1,998,605	$7,173,866	$18,835,889
Reinvestment of distributions	204,927	331,211	1,867,520	3,077,313
Shares redeemed	(5,165,680)	(7,198,466)	(46,459,304)	(67,252,488)
Net increase (decrease)	(4,168,296)	(4,868,650)	$(37,417,918)	$(45,339,286)
Class T
Shares sold	92,248	174,275	$838,626	$1,649,502
Reinvestment of distributions	34,729	59,078	316,890	549,145
Shares redeemed	(678,150)	(664,769)	(6,111,651)	(6,229,787)
Net increase (decrease)	(551,173)	(431,416)	$(4,956,135)	$(4,031,140)
Class B
Shares sold	4,709	6,635	$43,111	$61,405
Reinvestment of distributions	3,042	6,955	27,747	64,250
Shares redeemed	(164,292)	(139,609)	(1,465,486)	(1,309,958)
Net increase (decrease)	(156,541)	(126,019)	$(1,394,628)	$(1,184,303)
Class C
Shares sold	283,704	742,879	$2,549,624	$6,975,183
Reinvestment of distributions	64,021	144,459	580,650	1,327,527
Shares redeemed	(2,959,897)	(2,719,616)	(26,445,539)	(25,190,522)
Net increase (decrease)	(2,612,172)	(1,832,278)	$(23,315,265)	$(16,887,812)
Strategic Real Return
Shares sold	18,417,237	14,778,557	$167,991,088	$140,256,686
Reinvestment of distributions	1,296,635	1,884,781	11,849,123	17,588,928
Shares redeemed	(23,187,029)	(22,584,398)	(209,655,659)	(212,624,113)
Net increase (decrease)	(3,473,157)	(5,921,060)	$(29,815,448)	$(54,778,499)
Class I
Shares sold	13,765,382	10,563,994	$125,407,016	$99,455,631
Reinvestment of distributions	769,841	1,056,952	7,012,015	9,832,745
Shares redeemed	(11,091,482)	(18,310,993)	(98,991,460)	(173,577,648)
Net increase (decrease)	3,443,741	(6,690,047)	$33,427,571	$(64,289,272)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity® Strategic Real Return Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity® Strategic Real Return Fund (the Fund), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of September 30, 2015, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal controls over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2015, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity® Strategic Real Return Fund as of September 30, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
November 20, 2015

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Elizabeth S. Acton, John Engler, and Geoffrey A. von Kuhn, each of the Trustees oversees 237 funds. Ms. Acton and Mr. Engler each oversees 221 funds. Mr. von Kuhn oversees 98 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the month in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as President (2013-present) and Chief Executive Officer (2014-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present), Chairman and Director of FMR (investment adviser firm, 2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Geoffrey A. von Kuhn (1951)

Year of Election or Appointment: 2015

Trustee

Mr. von Kuhn also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Mr. von Kuhn is Chief Administrative Officer for FMR LLC (diversified financial services company, 2013-present), a Director of Pembroke Real Estate, Inc. (2009-present), and a Director of Discovery Natural Resources LLC (2012-present). Previously, Mr. von Kuhn was a managing director of Crosby Group (private wealth management company, 2007-2013), a member of the management committee and senior executive in the Wealth Management Group of AmSouth Bank (2001-2006), and head of the U.S. private bank at Citigroup (2000-2001).

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. He serves as president of the Business Roundtable (2011-present), and on the board of directors/trustees for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present), K12 Inc. (technology-based education company, 2012-present), and the Annie E. Casey Foundation (2004-present). Previously, Mr. Engler served as a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011) and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)

Year of Election or Appointment: 2007

Trustee

Mr. Keyes also serves as Trustee of other Fidelity® funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (diversified financial services company, 2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as Chief Legal Officer, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); and Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and Chief Legal Officer of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)

Year of Election or Appointment: 2015

Vice President

Mr. Goebel serves as Vice President of other funds and is an employee of Fidelity Investments (2001-present). Mr. Goebel also serves as Chief Legal Officer (CLO) of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-present). Previously, Mr. Goebel served as Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-2015), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-2015), and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-2015); General Counsel, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2008-2015) and FMR Co., Inc. (investment adviser firm, 2008-2015); Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-2015) and FMR Investment Management (U.K.) Limited (investment adviser firm, 2008-2015); Secretary and CLO of certain Fidelity® funds (2008-2015); Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2014-present), President, Fixed Income (2014-present), Vice Chairman of Pyramis Global Advisors, LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond of FMR (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2014), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of other Fidelity® funds (2008-2009).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2009

Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)

Year of Election or Appointment: 2013

Deputy Treasurer

Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present).

Michael H. Whitaker (1967)

Year of Election or Appointment: 2008

Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker also serves as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2014-present), FMR (investment adviser firm, 2014-present), and Fidelity Investments Money Management, Inc. (investment adviser firm, 2014-present) and is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Derek L. Young (1964)

Year of Election or Appointment: 2009

Vice President of Fidelity's Asset Allocation Funds

Mr. Young also serves as Trustee or an officer of other funds. He is a Director of Strategic Advisers, Inc. (investment adviser firm, 2011-present), President of Fidelity Global Asset Allocation (GAA) (2011-present), and Vice Chairman of Pyramis Global Advisors, LLC (investment adviser firm, 2011-present). Previously, Mr. Young served as President of Strategic Advisers, Inc. (2011-2015), Chief Investment Officer of GAA (2009-2011), and as a portfolio manager.

Joseph F. Zambello (1957)

Year of Election or Appointment: 2011

Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments (1991-present). Previously, Mr. Zambello served as Vice President of the Program Management Group of FMR (investment adviser firm, 2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2015 to September 30, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio--A,B-	Beginning Account Value April 1, 2015	Ending Account Value September 30, 2015	Expenses Paid During Period-C April 1, 2015 to September 30, 2015
Class A	1.05%
Actual		$1,000.00	$951.90	$5.14
Hypothetical-D		$1,000.00	$1,019.80	$5.32
Class T	1.08%
Actual		$1,000.00	$951.90	$5.28
Hypothetical-D		$1,000.00	$1,019.65	$5.47
Class B	1.71%
Actual		$1,000.00	$948.80	$8.35
Hypothetical-D		$1,000.00	$1,016.50	$8.64
Class C	1.82%
Actual		$1,000.00	$948.40	$8.89
Hypothetical-D		$1,000.00	$1,015.94	$9.20
Strategic Real Return	.80%
Actual		$1,000.00	$953.50	$3.92
Hypothetical-D		$1,000.00	$1,021.06	$4.05
Class I	.79%
Actual		$1,000.00	$953.40	$3.87
Hypothetical-D		$1,000.00	$1,021.11	$4.00

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year ranged from less than .005% to .06%.

 C Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

 D 5% return per year before expenses

Distributions (Unaudited)

A total of 1.07% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $4,834,355 of distributions paid during the period January 1, 2015 to September 30, 2015 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2016 of amounts for use in preparing 2015 income tax returns.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Strategic Real Return Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund, including the fund's sub-advisory agreement with Geode Capital Management, LLC (Geode). The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2015 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; and (iv) the extent to which (if any) economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and of Geode. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staff, including their size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's and Geode's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's and Geode's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) reducing management fees and total expenses for certain index funds and diversified international funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching active fixed-income exchange-traded funds; (viii) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; (ix) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (x) modifying the eligibility criteria for certain share classes to accommodate roll-over assets from employer-sponsored retirement plans; (xi) launching a new Class W of the Freedom Index Funds to attract and retain Fidelity record-kept retirement plan assets; and (xii) implementing changes to Fidelity's money market product line in response to recent money market regulatory reforms.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against one or more securities market indices, including a customized blended index representative of the fund's asset classes (each a "benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Fidelity Strategic Real Return Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2014.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and other Fidelity fund boards to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. Committee focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Class A, Class B, and the retail class ranked below its competitive median for 2014 and the total expense ratio of each of Class T, Class C, and Class I ranked above its competitive median for 2014. The Board considered that, in general, various factors can affect total expense ratios. The Board also considered that each of Class T, Class C, and Class I was above the competitive median primarily because of higher transfer agent fees due to smaller average account sizes. Additionally, the Board considered that this fund has higher expenses because of its complex nature, which results in higher pricing and bookkeeping and audit fees. The Board also noted that the total expense ratio of Class T was above the competitive median because of higher 12b-1 fees on Class T as compared to most competitor funds. Class T has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class T is primarily sold load-waived in the retirement plan market where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans. The Board also noted that the total expense ratio of Class C was above the competitive median because of higher 12b-1 fees as compared to most competitor funds with Class C. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that, although in some cases above the median of the universe presented for comparison, the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus sector fund assets previously under FMR's management and currently managed by Fidelity SelectCo, LLC). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces; and (x) the impact of money market reform on Fidelity's money market funds. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Proxy Voting Results

A special meeting of the fund's shareholders was held on May 12, 2015. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect a Board of Trustees.
	# ofVotes	% ofVotes
Elizabeth S. Acton
Affirmative	61,921,649,981.98	98.179
Withheld	1,149,130,950.43	1.821
TOTAL	63,070,780,932.41	100.000
John Engler
Affirmative	61,778,440,926.44	97.951
Withheld	1,292,340,005.97	2.049
TOTAL	63,070,780,932.41	100.000
Albert R. Gamper, Jr.
Affirmative	61,805,239,593.17	97.994
Withheld	1,265,541,339.24	2.006
TOTAL	63,070,780,932.41	100.000
Robert F. Gartland
Affirmative	61,909,060,793.30	98.159
Withheld	1,161,720,139.11	1.841
TOTAL	63,070,780,932.41	100.000
Abigail P. Johnson
Affirmative	61,831,426,646.33	98.035
Withheld	1,239,354,286.08	1.965
TOTAL	63,070,780,932.41	100.000
Arthur E. Johnson
Affirmative	61,826,257,235.03	98.027
Withheld	1,244,523,697.38	1.973
TOTAL	63,070,780,932.41	100.000
Michael E. Kenneally
Affirmative	61,910,447,307.24	98.161
Withheld	1,160,333,625.17	1.839
TOTAL	63,070,780,932.41	100.000
James H. Keyes
Affirmative	61,814,922,622.56	98.009
Withheld	1,255,858,309.85	1.991
TOTAL	63,070,780,932.41	100.000
Marie L. Knowles
Affirmative	61,835,805,142.42	98.042
Withheld	1,234,975,789.99	1.958
TOTAL	63,070,780,932.41	100.000
Geoffrey A. von Kuhn
Affirmative	61,865,213,834.84	98.089
Withheld	1,205,567,097.57	1.911
TOTAL	63,070,780,932.41	100.000
Denotes trust-wide proposal and voting results.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

RRS-ANN-1115
1.814960.110

Item 2.

Code of Ethics

As of the end of the period, September 30, 2015, Fidelity Salem Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Elizabeth S. Acton is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Ms. Acton is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Strategic Real Return Fund (the “Fund”):

Services Billed by Deloitte Entities

September 30, 2015 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Strategic Real Return Fund	$175,000	$-	$5,100	$900

September 30, 2014 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Strategic Real Return Fund	$172,000	$-	$5,300	$900

A Amounts may reflect rounding.

The following table presents fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund and that are rendered on behalf of Fidelity Management & Research Company (“FMR”) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Fund Service Providers”):

Services Billed by Deloitte Entities

	September 30, 2015A	September 30, 2014A
Audit-Related Fees	$-	$150,000
Tax Fees	$10,000	$-
All Other Fees	$175,000	$745,000

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Fund, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund are as follows:

Billed By	September 30, 2015 A	September 30, 2014 A
Deloitte Entities	$310,000	$1,965,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its audit of the Fund, taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund and its related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s last two fiscal years relating to services provided to (i) the Fund or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/ Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	November 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	November 25, 2015

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	November 25, 2015